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As Filed with the Securities and Exchange Commission on April 27, 2001

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Registration No. 333-45727
811-08635

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

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Post-Effective Amendment No. 23	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 36	[X]

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Variable Account A

(Exact Name of Registrant)

Keyport Benefit Life Insurance Company

(Name of Depositor)

125 High Street, Boston, Massachusetts 02110

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Bernard R. Beckerlegge, Esq.

Keyport Benefit Life Insurance Company

125 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Copies to:

Joan E. Boros, Esq.

Jorden Burt Boros Cicchetti Berenson & Johnson LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

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It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 1, 2001 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485

( ) on [date] pursuant to paragraph (a)(1) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

=========================================================================

Exhibit List on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

Cross-Reference Sheet

PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

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This Amendment No. 23 to the Registration Statement on Form N-4 (File Nos. 333-45727, 811-08635) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI"), and related exhibits, describing a generic form of the Group and Individual Flexible Premium Deferred Annuity contracts. This Amendment relates only to the prospectus, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit or other information contained in Post-Effective Amendment Nos. 17, 21 and 22 to the Registration Statement.

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PART A

May 1, 2001 Prospectus for

New York

Keyport Vista

Variable Annuity

Annuities are:
not insured by the FDIC;
not a deposit or other obligation of, or
guaranteed by, the depository institution;
subject to investment risks, including the
possible loss of principal amount invested.

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PROSPECTUS FOR

THE KEYPORT VISTA VARIABLE ANNUITY

GROUP FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT BENEFIT LIFE INSURANCE COMPANY

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This prospectus describes the Keyport Vista variable annuity group Contracts and Certificates offered by Keyport Benefit Life Insurance Company. All discussion of Certificates applies to the Contracts unless specified otherwise.

Under the Certificate, you may elect to have value accumulate on a variable or fixed basis. You may also elect to receive periodic annuity payments on either a variable or fixed basis. This prospectus generally describes only the variable features of the Certificate. For a summary of the Fixed Account and its features, see Appendix A. The Certificates are designed to help you in your retirement planning. You may purchase them on a tax qualified or non-tax qualified basis. Because they are offered on a flexible payment basis, you are permitted to make multiple payments.

We will allocate your purchase payments to the investment options and the Fixed Account in the proportions you choose. The Certificate currently offers thirty-four investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

AIM Variable Insurance Funds, Inc.: AIM V.I. Capital Appreciation Fund; AIM V.I. International Equity Fund and AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.: Growth and Income Portfolio; Premier Growth Portfolio; Technology Portfolio and Worldwide Privatization Portfolio

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Liberty Variable Investment Trust: Colonial High Yield Securities Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; Crabbe Huson Real Estate Investment Fund, Variable Series(only available for pre-April 28, 2001 investment); Liberty All-Star Equity Fund, Variable Series; Liberty Newport Japan Opportunities Fund, Variable Series(only available for pre-December 30, 2000 investment); Liberty S&P 500 Index Fund, Variable Series; Liberty Select Value Fund, Variable Series; Liberty Value Fund, Variable Series; Newport Tiger Fund, Variable Series; Rydex Financial Services Fund, Variable Series; and Rydex Health Care Fund, Variable Series

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MFS Variable Insurance Trust: MFS Emerging Growth Series, MFS Investors Growth Stock Series (formerly MFS Growth Series), MFS Investors Trust Series (formerly MFS Growth with Income Series) and MFS New Discovery Series

RYDEX VARIABLE TRUST: Rydex OTC Fund

SteinRoe Variable Investment Trust: Liberty Federal Securities Fund, Variable Series (formerly Stein Roe Mortgage Securities Fund, Variable Series); Stein Roe Balanced Fund, Variable Series; Stein Roe Growth Stock Fund, Variable Series; and Stein Roe Money Market Fund, Variable Series;

VARIABLE INSURANCE PRODUCTS FUND: Equity Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND III: Dynamic Capital Appreciation Portfolio and Growth Opportunities Portfolio

WANGER ADVISORS TRUST: Wanger Foreign Forty; Wanger International Small Cap; Wanger Twenty; and Wanger U.S. Small Cap

You may not purchase a Certificate if either you or the Annuitant are 90 years old or older before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are 75 years old or older before we receive your application (age 90 applies to Roth IRAs).

The purchase of a Contract or Certificate involves certain risks. Investment performance of the Sub-accounts may vary based on the performance of the related Eligible Funds. We do not guarantee any minimum Certificate Value for amounts allocated to the Sub-accounts.

The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. The agent selling the Certificates has information concerning the eligibility for and availability of the other certificates.

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This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing us at 125 High Street, Boston, MA 02110, by calling (800)437-4466 or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page 34 of this prospectus.

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The date of this prospectus is May 1, 2001.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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DEFINITIONS

Accumulation Unit: A unit of measurement used to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective.

Certificate Owner ("You"): The person(s) having the privileges of ownership defined in the Certificate.

Certificate Value: The sum of the Variable Account Value and the Fixed Account Value under your Certificate at a given time.

Certificate Withdrawal Value: The Certificate Value less any premium taxes.

Certificate Year: Each twelve-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("we", "us", "our", "Keyport Benefit"): Keyport Benefit Life Insurance Company.

Covered Person: The person(s) identified in the Certificate whose death may result in an adjustment of Certificate Value.

Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

Fixed Account: Part of our general account to which purchase payments or Certificate Values may be allocated or transferred.

Fixed Account Value: The value of all Fixed Account amounts accumulated under the Certificate prior to the Income Date.

Guarantee Period Anniversary: An anniversary of a Guarantee Period's Start Date.

Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Later Guarantee Period Months begin on the same day in the following months.

Guarantee Period Year: The twelve-month period which begins on the Start Date. Guarantee Period Years thereafter begin on each Guaranteed Period Anniversary.

In Force: The status of the Certificate before the Income Date so long as:

(1)	it is not totally surrendered,

(2)	the Certificate Value under a Certificate does not go to zero, and

(3)	there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Service Office: Our Service Office which is located at 125 High Street, Boston, Massachusetts 02110.

Start Date: The date money is first allocated to a Guarantee Period of the Fixed Account.

Variable Account: Variable Account A which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-accounts which invest in shares of an Eligible Fund.

Variable Account Value: The value of all Variable Account amounts accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed at our Service Office.

SUMMARY OF CERTIFICATE FEATURES

This summary does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements, that differ from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificates.

The Certificate

The Certificate is a flexible premium deferred variable annuity certificate. It is designed for retirement planning purposes. It allows you to allocate purchase payments to and receive annuity payments from the Variable Account and/or the Fixed Account.

The Variable Account is a separate investment account we maintain. If you allocate payments to the Variable Account, your accumulation values and annuity payments will fluctuate according to the investment performance of the Eligible Funds chosen.

The Fixed Account is part of our "general account", which consists of all our assets except the Variable Account and the assets of other separate investment accounts we maintain. If you allocate payments to the Fixed Account, your accumulation value will increase at guaranteed interest rates and annuity payments will be of a fixed amount. (See Appendix A for more information on the Fixed Account.)

If you allocate payments to both the Variable and the Fixed Accounts, then the accumulation value and annuity payments will be variable in part and fixed in part.

Purchase of the Certificate

You may make multiple purchase payments. The minimum initial payment is $25,000. The minimum amount for each subsequent payment is $1,000 or a lesser amount as we may permit from time to time which is currently $250.

(See "Purchase Payments and Applications".)

Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the Eligible Funds. Each Eligible Fund holds its assets separately from the assets of the other Eligible Funds. Each has its own investment objectives and policies described in the prospectuses for the Eligible Funds. Under the Certificate, the Variable Account currently invests in the following:

AIM Variable Insurance Funds, Inc. ("AIM Insurance Funds")

  AIM V.I. Capital Appreciation Fund ("AIM Capital Appreciation")

  AIM V.I. International Equity Fund ("AIM International Equity")

  AIM V.I. Value Fund ("AIM Value")

Alliance Variable Products Series Fund, Inc. ("Alliance Series Fund")

  Growth and Income Portfolio ("Alliance Growth and Income")

  Premier Growth Portfolio ("Alliance Premier Growth")

  Technology Portfolio ("Alliance Technology")

  Worldwide Privatization Portfolio ("Alliance Worldwide Privatization")

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Liberty Variable Investment Trust ("Liberty Trust")

  Colonial High Yield Securities Fund, Variable Series ("Colonial High

     Yield Securities")

  Colonial Small Cap Value Fund, Variable Series ("Colonial Small Cap

     Value")

  Colonial Strategic Income Fund, Variable Series ("Colonial Strategic

     Income")

  Colonial U.S. Growth & Income Fund, Variable Series ("Colonial U.S.

     Growth & Income")

  Crabbe Huson Real Estate Investment Fund, Variable Series ("Crabbe Huson      Real Estate") (only available for pre-April 28, 2001 investment)

  Liberty All-Star Equity Fund, Variable Series ("Liberty All-Star

     Equity")

  Liberty Newport Japan Opportunities Fund, Variable Series ("Liberty      Newport Japan Opportunities") (only available for pre-December 30, 2000      investment)

  Liberty S&P 500 Index Fund, Variable Series ("Liberty S&P 500 Index")

  Liberty Select Value Fund, Variable Series ("Liberty Select Value")

  Liberty Value Fund, Variable Series ("Liberty Value")

  Newport Tiger Fund, Variable Series ("Newport Tiger")

  Rydex Financial Services Fund, Variable Series ("Rydex Financial      Services")

  Rydex Health Care Fund, Variable Series ("Rydex Health Care")

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MFS Variable Insurance Trust ("MFS Trust")

  MFS Emerging Growth Series ("MFS Emerging Growth")

  MFS Investors Growth Stock Series ("MFS Investors Growth Stock")

  MFS Investors Trust Series ("MFS Investors Trust")

  MFS New Discovery Series ("MFS New Discovery")

Rydex Variable Trust ("Rydex Trust")

  OTC Fund ("Rydex OTC")

SteinRoe Variable Investment Trust ("SteinRoe Trust")

  Liberty Federal Securities Fund, Variable Series ("Liberty Federal

     Securities")

  Stein Roe Balanced Fund, Variable Series ("Stein Roe Balanced")

  Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock")

  Stein Roe Money Market Fund, Variable Series ("Stein Roe Money Market")

Variable Insurance Products Fund ("Fidelity Fund")

  Equity Income Porfolio ("Fidelity Equity Income")

Variable Insurance Products Fund III ("Fidelity Fund III")

  Dynamic Capital Appreciation Portfolio ("Fidelity Dynamic Capital

     Appreciation")

  Growth Opportunities Portfolio ("Fidelity Growth Opportunities")

Wanger Advisors Trust ("Wanger Trust")

  Wanger Foreign Forty Fund ("Wanger Foreign Forty")

  Wanger International Small Cap Fund ("Wanger International Small Cap")

  Wanger Twenty Fund ("Wanger Twenty")

  Wanger U.S. Small Cap Fund ("Wanger U.S. Small Cap")

Fees and Charges

   Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge at an annual rate of 1.25% of your average daily net asset value in the Variable Account. (See "Deductions for Mortality and Expense Risk Charge".)

   Administrative Charge

We deduct a daily administrative charge at an annual rate of .15% of your daily net asset value in the Variable Account. (See "Deductions for Daily Administrative Charge".)

   Transfer Charge

Currently, there is no transfer charge. However, the Certificate permits us to charge you up to $25 for each transfer in excess of 12 in each year your Certificate is In Force.

   Premium Taxes

We charge premium taxes against your Certificate Value. Currently such premium taxes range from 0% to 3.5%. (See "Deductions for Premium Taxes".)

   Federal Income Taxes

You will not pay federal income taxes on the increases in the value of a Certificate until you make a withdrawal, such as a lump sum payment or annuity payment, or make a gift or assignment. Some withdrawals may also be subject to a 10% federal penalty tax. (See "Tax Status".)

Free Look

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. We will refund your Certificate Value as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period.

FEE TABLE

Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:	0%
Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):	0%
Maximum Total Certificate Owner Transaction Expenses
(as a percentage of purchase payments):	0%

Annual Certificate Maintenance Charge	$0
Maximum Transfer Charge (currently $0):	$25*

Variable Account Annual Expenses

(as a percentage of average net assets)

Mortality and Expense Risk Charge:	1.25%
Administrative Charge:	.15%
Total Variable Account Annual Expenses:	1.40%

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___________________________________________________________________________

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*Applicable to each transfer after the first twelve transfers in each  Certificate Year. We are currently waiving this fee. See "Deductions for  Transfers of Variable Account Value".

AIM Insurance Funds, Alliance Series Fund, Fidelity Fund,

Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust,

SteinRoe Trust and Wanger Trust Annual Expenses1

(Numbers in Parentheses Represent Expenses

After Any Fee Waiver and/or Expense Reimbursement)2

(as a percentage of average net assets)

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Management		Rule 12b-1	Other	Total Fund
Fund	Fees	Fees	Expenses	Operating Expenses

AIM Capital Appreciation	.61%		.21%	.82%
AIM International Equity	.73%		.29%	1.02%
AIM Value	.61%		.23%	.84%
Alliance Growth & Income[3]	.63%	.25%	.06%	.94%
Alliance Premier Growth[3]	1.00%	.25%	.05%	1.30%
Alliance Technology[3]	1.00%(.99%)	.25%	.08%(.07%)	1.33%(1.31%)
Alliance Worldwide
Privatization[3]	1.00%(.51%)	.25%	.55%(.44%)	1.80%(1.20%)
Fidelity Dynamic Capital
Appreciation[3]	.57%	.25%	.61%	1.43%
Fidelity Equity Income[3]	.48%	.25%	.10%	.83%
Fidelity Growth Opportunities[3]	.58%	.25%	.12%	.95%
Colonial High Yield Securities[3]	.60%	.25%(.01%)	.34%	1.19%(0.95%)
Colonial Small Cap Value[3]	.80%	.25%(.00%)	1.09%(.30%)	2.14%(1.10%)
Colonial Strategic Income[3]	.65%	.25%(.24%)	.11%	1.01%(1.00%)
Colonial U.S. Growth & Income[3]	.80%	.25%(.12%)	.08%	1.13%(1.00%)
Crabbe Huson Real Estate[3]	1.00%	.25%	1.86%(.20%)	3.11%(1.45%)
Liberty All-Star Equity[3]	.80%	.25%(.00%)	.20%	1.25%(1.00%)
Liberty Newport Japan	1.20%	.25%(.00%)	3.30%(.65%)	4.75%(1.85%)
Opportunities[3]
Liberty S&P 500 Index[3]	.40%	.25%(.00%)	.71%(.35%)	1.36%(0.75%)
Liberty Select Value[3]	.70%	.25%(.00%)	1.71%(.40%)	2.66%(1.10%)
Liberty Value[3]	.65%	.25%	.09%	.99%
Newport Tiger[3]	.90%	.25%	.25%	1.40%
Rydex Financial Services[3]	.85%	.25%(.00%)	3.50%(.60%)	4.60%(1.45%)
Rydex Health Care[3]	1.00%	.25%(.00%)	3.14%(.60%)	4.39%(1.60%)
MFS Emerging Growth[3]	.75%	.20%	.10%	1.04%
MF Investors Growth Stock[3]	.75%	.20%	.17%(.16%)	1.12%(1.11%)
MFS Investors Trust[3]	.75%	.20%	.12%	1.07%
MFS New Discovery[3]	.90%	.20%	.19%(.16%)	1.29%(1.26%)
Rydex OTC	.75%		.71%	1.46%
Liberty Federal Securities[3]	.55%	.25%	.08%	.88%
Stein Roe Balanced[3]	.60%	.25%	.04%	.89%
Stein Roe Growth Stock[3]	.65%	.25%	.03%	.93%
Stein Roe Money Market	.50%		.06%	.56%
Wanger Foreign Forty	1.00%		.68%(.45%)	1.68%(1.45%)
Wanger International Small Cap	.95%		.05%	1.00%
Wanger Twenty	.95%		.60%(.40%)	1.55%(1.35%)
Wanger U.S. Small Cap	1.20%		.21%	1.41%

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THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not currently available for investment.

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1All Trust and Fund expenses are for 2000. The AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust reflect the Fund's or Trust's manager's agreement to waive fees or reimburse expenses above certain limits (see footnote 2).

2The manager of AIM Insurance Funds may from time to time waive all or a portion of its advisory fees and/or assume certain expenses of the Eligible Funds. Fee waivers or reductions, other than those contained in the AIM Insurance Funds' advisory agreement, may be modified or terminated at any time. The AIM Insurance Funds' manager did not waive advisory fees or assume expenses as of the date of this prospectus.

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The manager of Alliance Series Fund has agreed to continue voluntary expense reimbursements for Alliance Technology and Alliance Worldwide Privatization for the foreseeable future. Each percentage shown in the parentheses is what the expenses were with expense reimbursement: for Alliance Technology--.99% for management fees, .07% for other expenses and 1.31% for total expenses; and for Alliance Worldwide Privatization--.51% for management fees, .44% for other expenses and 1.20% for total expenses.

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The manager of Fidelity Fund and Fidelity Fund III has agreed to reimburse total operating expenses, excluding interest, taxes, brokerage and extraordinary expenses, in excess of 1.75% of the average net assets of Fidelity Dynamic Capital Appreciation, Fidelity Equity Income and Fidelity Growth Opportunities, respectively. The Fidelity Fund and Fidelity Fund III manager was not required to reimburse expenses as of the date of this prospectus.

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The manager and distributor of Liberty Trust have contractually agreed to reimburse all incurred Fund expenses, including management fees, but excluding interest, taxes, brokerage, and extraordinary expenses, in excess of the following percentage of average net assets of each Eligible Fund: 1.00% for Liberty Value, Colonial Strategic Income, Colonial U.S. Growth & Income and Liberty All-Star Equity; 1.10% for Colonial Small Cap Value and Liberty Select Value; 1.45% for Crabbe Huson Real Estate and Rydex Financial Services; 1.75% for Newport Tiger; .95% for Colonial High Yield Securities; .75% for Liberty S&P 500 Index; 1.60% for Rydex Health Care; and 1.85% for Liberty Newport Japan Opportunities. To the extent a Fund's expenses are in excess of the applicable limitation up to .25%, the distributor will reimburse the Fund out of its 12b-1 fees (except for Crabbe Huson Real Estate). To the extent such expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the portion over .25% from Other Expenses first and then, to the extent necessary, from Management Fees. The following percentages are what expenses were with expense reimbursement: for Colonial High Yield Securities--.01% for 12b-1 fees and .95% for total expenses; for Colonial Small Cap Value--.00% for 12b-1 fees, .30% for other expenses and 1.10% for total expenses; for Colonial Strategic Income--.24% for 12b-1 fees and 1.00% for total expenses; for Colonial U.S. Growth & Income--.12% for 12b-1 fees and 1.00% for total expenses; for Crabbe Huson Real Estate--.20% for other expenses and 1.45% for total expenses; for Liberty All-Star Equity--.00% for 12b-1 fees and 1.00% for total expenses; for Liberty Newport Japan Opportunities--.00% for 12b-1 fees, .65% for other expenses and 1.85% for total expenses; for Liberty S&P 500 Index--.00% for 12b-1 fees, .35% for other expenses and .75% for total expenses; for Liberty Select Value--.00% for 12b-1 fees, .40% for other expenses and 1.10% for total expenses; for Rydex Financial Services--.00% for 12b-1 fees, .60% for other expenses and 1.45% for total expenses; for Rydex Health Care--.00% for 12b-1 fees, .60% for other expenses and 1.60% for total expenses. The Liberty Trust's manager and distributor were not required to reimburse expenses as of the date of this prospectus for Liberty Value and Newport Tiger.

The manager of MFS Trust has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" do not exceed 0.15% annually after taking into account the expense offset arrangement with the series' custodian described below. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. The following percentages are estimates of what the expenses would be with reimbursement by the manager of MFS Trust, but without the expense offset provided by the custodian: for MFS Investors Growth Stock--.16% for other expenses and 1.11% for total expenses; for MFS New Discovery--.16% for other expenses and 1.26% for total expenses. Each series of MFS Trust has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Other Expenses" would be lower, and total expenses for service class shares would be estimated to be: 1.04% for Emerging Growth Series; 1.25% for New Discovery Series; 1.06% for Investors Trust Series; and 1.10% for Investors Growth Stock Series. The total expenses for the New Discovery Series and the Investors Growth Stock Series shown in the previous sentence reflect both the expense offset arrangement with the custodian and reimbursement by the manager.

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The investment adviser and servicer to the Rydex Variable Trust may from time to time volunteer to waive fees and/or reimburse expenses. For the period ending December 31, 2000, there were no waivers or reimbursements.

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The manager and distributor of SteinRoe Trust have agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average net assets of the following Eligible Funds: for Stein Roe Balanced--.90%; for Stein Roe Growth Stock--.95%; for Liberty Federal Securities--.90%; and for Stein Roe Money Market--.65%. To the extent a Fund's expenses are in excess of the applicable limitation up to .25%, the distributor will reimburse the Fund out of its 12b-1 fees. To the extent such expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the portion over .25% from Other Expenses first and then, to the extent necessary, from Management Fees. The SteinRoe Trust's manager and distributor were not required to reimburse expenses as of the date of this prospectus.

The manager of Wanger Trust has agreed to continue voluntary expense reimbursements for Wanger Twenty and Wanger Foreign Forty in excess of the following percentage of average net assets: 1.35% for Wanger Twenty and 1.45% for Wanger Foreign Forty. Each percentage shown in the parentheses is what the expenses were with expense reimbursement; for Wanger Twenty - .40% for Other Expenses and 1.35% for Total Expenses; for Wanger Foreign Forty - .45% for Other Expenses and 1.45% for Total Expenses.

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3The Eligible Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.

EXAMPLE

Example 1. If your Certificate stays In Force through the periods shown or is surrendered or annuitized at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers and expense reimbursements described above continue throughout the period shown.

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Sub-account	1 year	3 years	5 years	10 years
AIM Capital Appreciation	$22	$72	$129	$313
AIM International Equity	24	78	140	339
AIM Value	22	73	130	316
Alliance Growth & Income	23	76	136	329
Alliance Premier Growth	27	87	156	374
Alliance Technology	27	87	156	375
Alliance Worldwide Privatization	26	84	150	361
Fidelity Dynamic Capital Appreciation	28	91	163	389
Fidelity Equity Income	22	72	130	315
Fidelity Growth Opportunities	24	76	137	330
Colonial High Yield Securities	24	76	137	330
Colonial Small Cap Value	25	81	145	349
Colonial Strategic Income	24	78	139	336
Colonial U.S. Growth & Income	24	78	139	336
Crabbe Huson Real Estate	28	92	164	392
Liberty All-Star Equity	24	78	139	336
Liberty Newport Japan Opportunities	32	104	186	439
Liberty S&P 500 Index	22	70	125	304
Liberty Select Value	25	81	145	349
Liberty Value	24	77	139	335
Newport Tiger	28	90	161	386
Rydex Financial Services	28	92	164	392
Rydex Health Care	30	96	172	410
MFS Emerging Growth	25	79	142	343
MFS Investors Growth Stock	25	81	145	350
MFS Investors Trust	25	80	143	345
MFS New Discovery	27	86	154	369
Rydex OTC	29	92	165	393
Liberty Federal Securities	23	73	132	320
Stein Roe Balanced	23	73	132	320
Stein Roe Growth Stock	23	75	135	327
Stein Roe Money Market	20	64	115	280
Wanger Foreign Forty	28	92	164	392
Wanger Internation Small Cap	24	78	139	336
Wanger Twenty	28	89	159	380
Wanger U.S. Small Cap	28	90	162	387

Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not currently available for investment.

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EXPLANATION OF FEE TABLE AND EXAMPLE

The purpose of the fee table is to illustrate the expenses you may directly or indirectly bear under a Certificate. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The fee table and examples do not include any taxes or tax penalties you may be required to pay if you surrender your Certificate.

The example assumes you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. Currently, we do not impose any transfer fee. Premium taxes are not shown. We deduct the amount of any premium taxes (which range from 0% to 3.5%) from Certificate Value upon full surrender, death or annuitization.

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The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Fund Management" in the prospectus for AIM Insurance Funds, "Management of the Portfolios" in the prospectus for the Alliance Series Fund, "Operating Expenses" in the prospectuses for Fidelity Fund and Fidelity Fund III, "Trust Management Organizations" in the prospectus for Liberty Trust, "Expense Summary" in the prospectus for MFS Trust, "Management of the Fund" in the prospectus for Rydex Trust, and "Trust Management Organizations" in the prospectuses for SteinRoe Trust and Wanger Trust.

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CONDENSED FINANCIAL INFORMATION
Accumulation Unit Values*

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-Account	of Year**	of Year	of Year	Year

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AIM Capital Appreciation	$16.164	$13.898	7,074	2000

AIM International Equity	13.148	11.095	22,859	2000

AIM Value	11.103	9.488	23,451	2000

Alliance Growth and Income	10.488	10.707	16,662	2000

Alliance Premier Growth	11.570	9.432	44,947	2000

Alliance Technology	16.445	11.525	16,564	2000

Alliance Worldwide Privatization	10.000	8.274	157	2000

Fidelity Dynamic Capital Appreciation	(Not available before May, 2001)

Fidelity Equity Income	10.000	10.761	16,231	2000

Fidelity Growth Opportunities	10.000	8.334	13,048	2000

Colonial High Yield Securities	9.393	8.845	4,550	2000

Colonial Small Cap Value	9.196	10.544	14,640	2000

Colonial Strategic Income	14.004	14.075	6,505	2000

Colonial U.S. Growth & Income	27.420	27.774	5,903	2000

Crabbe Huson Real Estate	9.514	10.198	3,451	2000

Liberty All-Star Equity	13.309	9.956	8,659	2000

Liberty Newport Japan Opportunities	10.000	6.746	1,713	2000

Liberty S&P 500 Index	10.000	8.926	48,216	2000

Liberty Select Value	10.000	10.530	3,129	2000

Liberty Value	23.383	25.303	571	2000

Newport Tiger	12.019	10.888	2,521	2000

Rydex Financial Services	10.000	12.121	7,265	2000

Rydex Health Care	10.000	11.080	9,483	2000

MFS Emerging Growth	25.193	21.340	13,243	2000

MFS Investors Growth Stock	10.000	8.795	10,415	2000

MFS Investors Trust	10.000	9.678	14,295	2000

MFS New Discovery	10.000	9.109	18,822	2000

Rydex OTC	10.000	5.826	4,802	2000

Liberty Federal Securities	19.020	20.470	13,111	2000

Stein Roe Balanced	29.843	29.424	14,543	2000

Stein Roe Growth Stock	62.409	52.458	6,871	2000

Stein Roe Money Market	15.017	15.437	17,424	2000

Wanger Foreign Forty	10.000	9.697	0	2000
	Available in 2000 but no units were purchased

Wanger International Small Cap	10.000	8.931	0	2000
	Available in 2000 but no units were purchased

Wanger Twenty	10.000	10.393	1,364	2000

Wanger U.S. Small Cap	10.000	10.541	334	2000

Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not currently available for investment.

* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each value is as of June 1, 2000 which is the date the Eligible Fund Sub-account first became available except for the Wanger Trust Eligible Fund Sub-accounts which became available on October 16, 2000.

The full financial statements for the Variable Account and Keyport Benefit are in the Statement of Additional Information.

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PERFORMANCE INFORMATION

We may from time to time advertise certain performance information concerning the Sub-accounts.

Performance information is not an indicator of either past or future performance of a Certificate.

We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

Average annual total return information shows the average annual compounding change percentage applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. Average annual total return reflects historical investment results, less all Sub-account and Certificate charges and deductions. We do not deduct any premium taxes from average annual total return. Average annual total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

We also may present additional non-standardized total return information computed on a different basis.

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First, we may present total return information as described above, except there are no Certificate deductions for premium tax charges. Because there are no charges deducted, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. This computation results in a twelve-month change rate. For longer periods, it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value. The percentages would be lower if these charges were included.

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Second, certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges of the Certificate for the specified time periods.

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The Stein Roe Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a fifty-two week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does include premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the Stein Roe Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

KEYPORT BENEFIT AND THE VARIABLE ACCOUNT

We were organized under the laws of the State of New York in 1987 as a stock life insurance company. We are a wholly-owned subsidiary of Keyport Life Insurance Company. Our executive offices are at 125 High Street, Boston, Massachusetts 02110, and our home office is at 100 Manhattanville Road, Purchase, New York 10577. We are admitted to write life insurance and annuities in New York and Rhode Island.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

We are indirectly owned by Liberty Financial Companies, Inc. and are ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance and financial services institution.

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On November 1, 2000, Liberty Financial Companies, Inc., a Massachusetts corporation ("LFC"), our indirect corporate parent issued a press release stating that it has retained CS First Boston to help explore strategic alternatives, including the possible sale of LFC. LFC added that, because the strategic review is now ongoing, it cannot speculate on the outcome, and there is no assurance that any transaction will be completed. We similarly cannot speculate on the outcome. Our management does not anticipate any material change in our financial condition.

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We established the Variable Account pursuant to the provisions of New York Law on February 6, 1998. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is $25,000. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit, which is currently $250. We may reject any purchase payment or application.

If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We will permit others to act on your behalf in certain instances, including:
o	We will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.

o	We will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons, such as employers and Qualified Plan fiduciaries, may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate with a copy of an application containing that information. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the application or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

We will invest your purchase payments in the Sub-accounts you have chosen. Your selection must specify the percentage of the purchase payment that is allocated to each Sub-account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-account, if not zero, must be at least 5% and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorney-in-fact or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix B. We will notify you of any changes in advance.

The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

Eligible Funds

The Eligible Funds are the separate Funds listed within the AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust. Keyport Benefit and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Sub-accounts possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

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All of the Eligible Funds are funding vehicles for other variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions: AIM Insurance Funds--"Purchase and Redemption of Shares"; Alliance Series Fund--"Purchase and Sale of Shares"; Fidelity Fund and Fidelity Fund III--"Buying and Selling Shares"; Liberty Trust--"Mixed and Shared Funding"; MFS Trust--"Other Information - Potential Conflicts"; Rydex Trust--"Purchasing and Redeeming Shares"; SteinRoe Trust--"Mixed and Shared Funding"; and Wanger Trust--"Mixed and Shared Funding".

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AIM Advisors Inc. ("AIM") serves as the investment adviser to each of the Eligible Funds of AIM Insurance Funds.

Alliance Capital Management L.P. is the investment adviser for the Eligible Funds of Alliance Series Fund.

Fidelity Management & Research Company ("FMR") is the manager of the Eligible Funds of Fidelity Fund and Fidelity Fund III. Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited are sub-advisers for Fidelity Growth Opportunities.

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Liberty Advisory Services Corp. ("LASC"), our subsidiary, is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial"), an affiliate, is the sub-adviser for the Eligible Funds except for Crabbe Huson Real Estate, Liberty Newport Japan Opportunities, Rydex Financial Services, Rydex Health Care, Liberty S&P 500 Index, Newport Tiger and Liberty All-Star Equity. Crabbe Huson Group, Inc., an affiliate, is sub-adviser for Crabbe Huson Real Estate. Newport Fund Management, Inc., an affiliate, is sub-adviser for Liberty Newport Japan Opportunities and Newport Tiger. Liberty Asset Management Company, an affiliate, is sub-adviser for Liberty All-Star Equity and the current portfolio managers are Mastrapasqua & Associates, Oppenheimer Capital, TCW Funds Management, Inc., Westwood Management Corp. and Boston Partners Asset Management, L.P. State Street Global Advisers is the sub-adviser for Liberty S&P 500 Index. Rydex Global Advisors is the sub-adviser for Rydex Financial Services and Rydex Health Care, and is the investment adviser for Rydex OTC.

Liberty Wanger Asset Management, L.P. ("LWAM"), affiliate, is the investment adviser for each Eligible Fund of Wanger Trust.

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Massachusetts Financial Services Company ("MFS") is the investment adviser for the Eligible Funds of MFS Trust.

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Stein Roe & Farnham Incorporated ("Stein Roe"), an affiliate, is the investment adviser for each Eligible Fund of SteinRoe Trust.

We have briefly described the Eligible Funds and the objectives they seek to achieve below. You should read the current prospectuses for the Eligible Funds for more details and complete information. The prospectuses are available, at no charge, from a salesperson or by writing to us or by calling (800) 437-4466.

Eligible Funds of AIM Insurance
Funds and Variable Account
Sub-accounts	Investment Objective

AIM Capital Appreciation	Capital appreciation through
(AIM Capital Appreciation	investments in common stocks,
Sub-account)	with emphasis on medium-sized
and smaller emerging growth
companies.

AIM International Equity	Long-term growth of capital
(AIM International Equity	by investing in international
Sub-account)	equity securities, the issuers
of which are considered by AIM
to have strong earnings
momentum.

AIM Value (AIM Value Sub-account)	Long-term growth of capital by
investing primarily in equity
securities judged by AIM to be
undervalued relative to the
current or projected earnings of
the companies issuing the
securities, or relative current
market value of assets owned by the the companies issuing the securities or relative to the
equity markets in general. Income
is a secondary objective.

Eligible Funds of Alliance Series
Fund and Variable Account
Sub-accounts	Investment Objective

Alliance Growth and Income	Balance the objectives of
(Alliance Growth and Income	reasonable current income and
Sub-account)	reasonable opportunities for
appreciation through investments
primarily in dividend-paying
common stocks of good quality.

Alliance Premier Growth	Growth of capital rather than
(Alliance Premier Growth	current income.
Sub-account)

Alliance Technology (Alliance	Growth of capital through
Technology Sub-account)	investment in companies expected
to benefit from advances in
technology.

Alliance Worldwide Privatization	Long-term capital appreciation.
(Alliance Worldwide Privatization
Sub-account)

Eligible Funds of Fidelity
Fund and Fidelity Fund III and
Variable Account Sub-accounts	Investment Objective

Fidelity Dynamic Capital Appreciation	Seeks capital appreciation.
(Fidelity Dynamic Capital Appreciation
Sub-account)

Fidelity Equity Income	Seeks reasonable income. The fund
(Fidelity Equity Income Sub-account)	will also consider the potential
for capital appreciation. The
fund's goal is to achieve a yield
which exceeds the composite yield
on the securities comprising the
S&P 500.

Fidelity Growth Opportunities	Seeks to provide capital growth.
(Fidelity Growth Opportunities
Sub-account)

Eligible Funds of Liberty Trust
and Variable Account
Sub-accounts	Investment Objective

Colonial High Yield Securities	High current income and total
(Colonial High Yield Securities	return by investing primarily
Sub-account)	in lower rated corporate debt
securities.

Colonial Small Cap Value	Long-term growth by investing
(Colonial Small Cap Value	in smaller capitalization
Sub-account)	equity securities.

Colonial Strategic Income	A high level of current income, as
(Colonial Strategic Income	is consistent with prudent risk
Sub-account)	and maximizing total return, by
diversifying investments primarily
in U.S. and foreign government and
high yield, high risk corporate
debt securities.

Colonial U.S. Growth and Income	Long-term capital growth and
(Colonial U.S. Growth and Income	income by investing primarily in
Sub-account)	large capitalization equity
securities.
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Crabbe Huson Real Estate (Crabbe Huson Real Estate Sub-account) (not currently available for investment)

Growth of capital and current income by investing in a diversified portfolio consisting primarily of equity securities of real estate investment trusts (REITS) and other real estate industry companies, in mortgage backed securities and, to a lesser extent, in debt securities of such companies.

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Liberty All-Star Equity	Total investment return, comprised
(Liberty All-Star Equity Sub-account)	of long-term capital appreciation
and current income, through
Investment primarily in a
Diversified portfolio of equity
Securities.
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Liberty Newport Japan Opportunities (Liberty Newport Japan Opportunities Sub-account) (not currently available for investment)	Seeks capital appreciation.
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Liberty S&P 500 Index	Seeks capital appreciation by
(Liberty S&P 500 Index Sub-account)	matching the performance of a
benchmark index that measures the
returns of stocks of large U.S.
companies.

Liberty Select Value	Long-term growth.
(Liberty Select Value Sub-account)

Liberty Value	Primarily income and long-term
(Liberty Value Sub-account)	capital growth and, secondarily,
preservation of capital.
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Newport Tiger	Long-term capital growth by
(Newport Tiger Sub-account)	investing primarily in equity
securities of companies located in
the ten Tigers of Asia (Hong
Kong, Singapore, South Korea,
Taiwan, Malaysia, Thailand,
Indonesia, India, China and the
Philippines).
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Rydex Financial Services	Seeks capital appreciation.
(Rydex Financial Services Sub-
account)

Rydex Health Care	Seeks capital appreciation.
(Rydex Health Care Sub-account)

Eligible Funds of MFS Trust
and Variable Account
Sub-accounts	Investment Objective

MFS Emerging Growth	Long-term growth of capital.
(MFS Emerging Growth Sub-account)

MFS Investors Growth Stock	Long-term growth of capital and
(MFS Investors Growth Stock	future income rather than current
Sub-account)	income.

MFS Investors Trust	Long-term growth of capital with a
(MFS Investors Trust Sub-account)	secondary objective to seek
reasonable current income.

MFS New Discovery	Capital appreciation.
(MFS New Discovery Sub-account)

Eligible Funds of the Rydex
Trust and Variable Account
Sub-accounts	Investment Objective

Rydex OTC	Investment results that correspond
(Rydex OTC Sub-account)	To a benchmark for over-the-
Counter securities. The Fund's
Current benchmark is the NASDAQ
100 Index.

Eligible Funds of SteinRoe Trust
and Variable Account
Sub-accounts	Investment Objective

Liberty Federal Securities	Highest possible level of current
(Liberty Federal Securities	Income consistent with safety of
Sub-account)	Principal and maintenance of
Liquidity through investment
Primarily in mortgage-backed
Securities.

Stein Roe Balanced	High total investment return
(Stein Roe Balanced Sub-account)	Through investment in a changing
Mix of securities.

Stein Roe Growth Stock	Long-term growth of capital
(Stein Roe Growth Stock Sub-account)	Through investment primarily
In common stocks.

Stein Roe Money Market	High current income from short-
(Stein Roe Money Market Sub-account)	Term money market instruments
While emphasizing preservation
Of capital and maintaining
Excellent liquidity.

Eligible Funds of Wanger Trust and
Variable Account Sub-accounts	Investment Objective

Wanger Foreign Forty	Long-term growth of capital.
(Wanger Foreign Forty Sub-account)

Wanger International Small Cap	Long-term growth of capital.
(Wanger International Small Cap
Sub-account)

Wanger Twenty	Long-term growth of capital.
(Wanger Twenty Sub-account)

Wanger U.S. Small Cap	Long-term growth of capital.
(Wanger U.S. Small Cap Sub-account)

Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another Sub-account and/or to the Fixed Account.

We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

Currently, we do not charge a transfer fee. We reserve the right to charge a fee for each transfer in excess of 12 in each Certificate Year. We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed $25.

Currently, we do not limit the number or frequency of transfers except as follows:
o

we impose a transfer limit of one transfer every 30 days, or such other period as we may permit, for transfers on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer, and

o

we limit each transfer to a maximum of $500,000, or such greater amount as we may permit. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the $500,000 limitation. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers, and

o

we treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The $500,000 limitation applies to such transfers. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers.

If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for 30 days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may adversely affect the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate Owners must indirectly bear.

You must notify us in writing of your transfer requests unless you have given us written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept our current conditions and procedures. The current conditions and procedures are in Appendix B. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.

If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in the operation of the Variable Account and Eligible Funds:
o	to operate the Variable Account in any form permitted by law;
o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;
o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts, or to our general account;
o	to add, combine or remove Sub-accounts in the Variable Account; and
o	to change how we assess charges, so long as we do not increase them above the current total amount charged to the Variable Account and the Eligible Funds in connection with your Certificate.

DEDUCTIONS

Deductions for Mortality and Expense Risk Charge

Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the Death Benefits described in "Death Provisions". We also assume an expense risk that the asset-based administrative charge will be insufficient to cover our anticipated administrative expenses.

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We deduct a mortality and expense risk charge from each Sub-account as part of the calculation of Accumulation Unit Values and Annuity Unit Values for each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

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We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and to other persons specified in "Sales of the Certificates".

Deductions for Administrative Charge

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We deduct a daily administrative charge from each Sub-account as part of the calculation of Accumulation Unit Values and Annuity Unit Values for each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Sub-account. This charge compensates us for a portion of the administrative expenses relating to the Contract and the Certificate. We deduct this charge both before and after the Income Date.

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Deductions for Transfers of Variable Account Value

Currently, we do not charge a transfer fee. However, the Certificate allows us to charge up to $25 for each transfer in excess of 12 per year that occurs outside of the optional investment related programs. We will notify you prior to the imposition of any fee.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. We deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of such states. For New York Certificates, the current premium tax rate is 0%.

Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us to withhold. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the mortality and expense risk charge and the daily administrative charge.

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The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectus for the Eligible Funds describes these deductions and expenses.

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OTHER SERVICES

The Programs. We offer the following investment related programs which are available only prior to the Income Date:

o	asset allocation;

o	dollar cost averaging;

o	systematic investment; and

o	systematic withdrawal programs.

A rebalancing program is available before and after the Income Date.

Under each program that uses transfers, the transfers between and among Sub-accounts and the Fixed Account are not counted as one of the 12 free transfers. Each of the programs has its own requirements, as discussed below. We reserve the right to terminate any program and you may terminate your participation in any program at any time.

If you have submitted a telephone authorization form, you may make certain changes by telephone. For those programs involving transfers, you may change instructions by telephone with regard to which Sub-accounts or Fixed Account Certificate Value may be transferred. We describe the current conditions and procedures in Appendix B.

Dollar Cost Averaging Program. Under the program, we make automatic transfers of Accumulation Units on a periodic basis out of the Stein Roe Money Market Sub-account or the One-Year Guarantee Period Fixed Account option into one or more of the other available Sub-accounts you select. The program allows you to invest in the Sub-accounts over time rather than all at once. The program is available for purchase payments and amounts transferred into the Stein Roe Money Market Sub-account or the One-Year Guarantee Period Fixed Account Option. We reserve the right to limit the number of Sub-accounts you may choose; currently, there are no limits.

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If you wish to participate in the program, you must specify in writing whether you want the transfer made from the Stein Roe Money Market Sub-account or a specific One-Year Guarantee Period Fixed Account option from which you want the transfers made. You must also tell us the monthly amount you want transferred (minimum $100) and the Sub-account(s) to which you want the transfers made. The first transfer will occur about 30 days after we receive your request. Each subsequent periodic transfer will occur at the close of the same valuation period. If you select monthly transfers and the first transfer occurs on April 8, the second transfer will occur at the close of the valuation period that includes May 8. When the remaining value is less than the monthly transfer amount, we will transfer that remaining value and the program will end. Before this final transfer, you may extend the program by allocating additional purchase payments, or by transferring Certificate Value, to the Stein Roe Money Market Sub-account or to a designated One-Year Guarantee Period Fixed Account option.

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You may change the monthly amount you want transferred, the Sub-account(s) to which you want transfers made or end the program. The program will automatically end on the Income Date. We reserve the right to end the program at any time by sending you a notice one month in advance.

We must receive your written or telephone instructions by 4:00 PM Eastern Time of the business day before the next scheduled transfer in order for the new instructions to be in effect for that transfer. We establish conditions and procedures for telephone instructions for dollar cost averaging from time to time. The current conditions and procedures appear in Appendix B, and you will be notified prior to any changes.

Asset Allocation Program. You may select from five asset allocation model portfolios separately developed by Ibbotson Associates:

Model A -- Capital Preservation,

Model B -- Income and Growth,

Model C -- Moderate Growth,

Model D -- Growth, and

Model E -- Aggressive Growth.

If you elect one of the models, we will automatically allocate your initial and subsequent purchase payments among the Sub-accounts in the model. You may use only one model in a Certificate at a time. Before requesting us to apply to your Certificate, you should review its Sub-account allocations to determine that they correspond to your risk tolerance and time horizons.

Periodically Ibbotson Associates will review the models and may determine that a reconfiguration of the Sub-accounts and percentage allocations among those Sub-accounts is appropriate. You will receive notification prior to any reconfiguration.

The Fixed Account is not available in any asset allocation model. You may allocate initial or subsequent purchase payments, or Certificate Value, between an asset allocation model and the Fixed Account.

Rebalancing Program. If you elect purchase payment percentage allocations, we will automatically rebalance the Certificate Value of each Sub-account on the last day of the calendar quarter to match your current percentage allocations. You may terminate the program at any time or change the percentages by notifying us in writing. We must receive your changes ten days before the end of the calendar quarter. Certificate Value allocated to the Fixed Account is not included in the rebalancing program. After the Income Date, the rebalancing program applies only to variable annuity payments, and we will rebalance the number of Annuity Units in each Sub-account. Annuity Units are used to calculate the amount of each annuity payment.

Systematic Investment Program. You may make purchase payments for Non-Qualified Certificates through monthly deductions from your bank account or payroll. You may elect this program by completing and returning a systematic investment program application and authorization form to us. You may obtain an application and authorization form from us or your sales representative. There is a current minimum of $50 per payment for the program.

Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions of a set dollar amount directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. You may specify the amount of each partial withdrawal, subject to a minimum of $100. You may make systematic withdrawals from any Sub-accounts or any Fixed Account option.

Unless you specify the Sub-account(s) or the Fixed Account option from which you want withdrawals of Certificate Value made, or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender". We will process all Sub-account withdrawals under the program by canceling Accumulation Units equal in value to the amount to be distributed to you and to the amount of any applicable contingent deferred sales charge.

You may combine the program with all other programs except the systematic investment program.

THE CERTIFICATES

Variable Account Value

The Variable Account Value for your Certificate is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. Purchase payments are credited to your Certificate using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value of the Eligible Fund shares. A valuation period is the period beginning at 4:00 P.M. (ET) which is the close of trading on the New York Stock Exchange and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Investment Factor

Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per Unit. We determine the unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of the Variable Account, we valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account by according to the following formula (a / b) - c, where:
(a)	is equal to:
(i)	the net asset value per share of the Eligible Fund at the end of the valuation period; plus

(ii)	the per share amount of any dividend or other distribution the Eligible Fund made if the record date for such distribution occurs during that same valuation period.
(b)	is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)	is equal to:
(i)	the valuation period equivalent of the annual rate for the mortality and expense risk charge; plus

(ii)	the valuation period equivalent of the annual rate for the administrative charge; plus

(iii)	a charge factor for any tax provision established by us as a result of the operations of that Sub-account.

For Certificates issued to our employees and other persons specified in "Sales of the Certificates", the mortality and expense risk charge in (c)(i) above is .35%, and the daily administrative charge in (c)(ii) above is eliminated.

Modification of the Certificate

Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretation of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

You may return the Certificate within 10 days after you receive it by delivering or mailing it to us. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the returned Certificate as if we never issued it and will refund the Certificate Value.

DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. If the Certificate is In Force, you or any Joint Certificate Owner dies, or if the Annuitant dies when a non-natural person (such as a trust) owns the Certificate, we will treat the Designated Beneficiary as the Certificate Owner after such a death.

If the decedent's surviving spouse is the sole Designated Beneficiary, he or she will automatically become the new sole primary Certificate Owner as of the decedent's date of death. If the decedent was the Annuitant, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate can stay In Force until another death occurs. Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may remain In Force for a period not to exceed five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its surrender value. If the Certificate is still in effect at the end of the five-year period, we will automatically end it by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be the decedent if he or she is the first to die among you, any Joint Certificate Owner, or Annuitant. If there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person.

Upon the death of the Covered Person, we will increase the Certificate Value so that it equals the death benefit amount if it is less than the death benefit amount ("DBA"). The DBA is the greater of the "net purchase payment death benefit", the current Certificate Value or the "greatest Anniversary Value".

The net purchase payment death benefit is:
o	the initial purchase payment, plus
o	any additional purchase payments, minus
o	any partial withdrawals and any applicable surrender charges.

Each day we determine the value of your Certificate during a Certificate Year, we will also value your "greatest Anniversary Value". The "greatest Anniversary Value" on the issue date is the initial purchase payment. Each day we will add to this amount any additional purchase payments made that day, and subtract an adjustment for withdrawals made that day. This adjustment equals the amount of the partial withdrawal:
o	divided by the Certificate Value immediately before the withdrawal; and
o	multiplied by the "greatest Anniversary Value" immediately before the withdrawal.

On each Certificate Anniversary, we compare the current Certificate Value to "greatest Anniversary Value", adjusted as described above. If the current Certificate Value exceeds the adjusted "greatest Anniversary Value", the current Certificate Value will become the new "greatest Anniversary Value". This new "greatest Anniversary Value" will be adjusted as described above during the following Certificate Year, if necessary. This process will continue until the Certificate Anniversary prior to the 81st birthday of the Covered Person. On this Certificate Anniversary, the greater of the current Certificate Value and the adjusted "greatest Anniversary Value" will become the new "greatest Anniversary Value". From that point on, the "greatest Anniversary Value" will not change unless subsequent purchase payments are made or withdrawals are taken, in which case the "greatest Anniversary Value" will be adjusted as described above.

When we receive due proof of the Covered Person's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We allocate the amount credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Covered Person's death and the

60th day after we receive proof of the death, surrender the Certificate for the Certificate Value. If the Designated Beneficiary does not surrender the Certificate, it will continue for the time period specified above.

Payment of Benefits. Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:
o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;
o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and
o

any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time during which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, while the Certificate is In Force, the Annuitant dies, the Annuitant is not the Certificate Owner or a joint Certificate Owner, and the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant. If there is no contingent annuitant, you will be the new Annuitant. If the Annuitant dies before you and any joint Certificate Owner, then the Annuitant is the Covered Person and we will increase the Certificate Value, as provided below, if it is less than the DBA, as defined above.

When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the Certificate Value by the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We will allocate the amount to be credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection that is in effect when we receive due proof of death. You may surrender the Certificate within 90 days of the date of the Annuitant's death for the Certificate Value.

DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies while the Certificate is In Force, the Designated Beneficiary will control the Certificate. We will increase the Certificate Value, as provided below, if it is less than the DBA as defined above. When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We will allocate the amount to be credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection that is in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after we are notified of the death, surrender the Certificate for the Certificate Value.

If the Designated Beneficiary does not surrender the Certificate, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, we will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

Payment of Benefits. You or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:
o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;
o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and
o

any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application and you may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. If the selection of a beneficiary or annuitant was designated "irrevocable", that selection may be changed only with that person's written consent.

Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

ASSIGNMENT

You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Certificate by notifying us in writing. The minimum withdrawal amount is $300. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $2,500, we will treat the request as a withdrawal of only the amount over $2,500. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. If there is no or insufficient value in the Variable Account, the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.

You may totally surrender the Certificate by notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

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We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may apply any surrender benefit of at least $5,000 to an annuity payment option for yourself. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. You may make partial withdrawals or surrender Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout. Any partial withdrawal will reduce your future annuity payments.

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Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a competent tax adviser.

Participants under Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to make a partial withdrawal or surrender the Certificate under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

ANNUITY PROVISIONS

Annuity Benefits

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If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments to the Annuitant under the annuity option or options you have chosen. We determine the amount of the payments on the Income Date by applying to the Option you choose:
o	your Certificate Value, and
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o	subtracting any premium taxes not previously deducted on the Income Date in accordance with the Option selected.

Annuity Option and Income Date

You may select an Annuity Option and an Income Date at the time of application. If you do not select an Annuity Option, we will automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of:

o	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary or

o	any maximum date permitted under state law.

You may continue to make purchase payments until you reach your Income Date.

Change in Annuity Option and Income Date

You may choose or change an Annuity Option or the Income Date by writing to us at least 30 days before the Income Date. However, any Income Date must be:

o	for fixed annuity options, not earlier than the first Certificate Anniversary; and

o	not later than the earlier of

	(i)	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary or

	(ii)	any maximum date permitted under state law.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other options, if we agree. Each option is available in two forms - as a variable annuity for use with the Variable Account and as a fixed annuity for use with our general account Fixed Account. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We will determine the dollar amount of each fixed annuity payment by:
o	deducting from the Fixed Account Value, any premium taxes not previously deducted;

o	dividing the remainder by $1,000 and

o	multiplying the result by the greater of:

(i) the applicable factor shown in the appropriate table in the Certificate; and

(ii) the factor we currently offer at the time annuity payments begin. We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.

If you do not select an Annuity Option, we will automatically apply Option B. Unless you choose otherwise, we will apply:
o	Variable Account Value (less any premium taxes not previously deducted) in its entirety to a variable annuity option and,

o	Fixed Account Value, less any premium taxes not previously deducted, to a fixed annuity option.

The same Annuity applied to a variable option and a fixed option will produce a different initial annuity payment and different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

Option A: Income for a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time while we are making variable annuity payments, the payee may elect to receive the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year, unless at the time you chose Option A, you selected 3% per year in writing.

Instead of receiving a lump sum, the payee may elect another payment option.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:
o	we will continue payments during the remainder of the period to the successor payee; or

o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless the payee chose 3% per year at the time the option was selected.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

You may chose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment amount into 12 equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account and distribute it in 12 equal monthly payments. The sum of the 12 monthly payments will exceed the annual payment amount because of an interest rate factor we use, which will vary from year to year. If the payments are commuted, (1) we will use the commutation method described above for calculating the present value of remaining annual payments and (2) use the interest rate that determined the current 12 monthly payments to commute any unpaid monthly payments.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:
o	we will continue payments during the remainder of the period to the successor payee; or

o

such successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless the payee had chosen 3% per year at the time the option was selected.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment or to receive only two annuity payments if both payees die after receipt of the second payment and so on.

Variable Annuity Payment Values

We determine the amount of the first variable annuity payment by multiplying the Certificate Value you are applying to variable annuity payments by the annuity purchase rate for the Annuity Option you have selected. The annuity purchase rates are based on an assumed annual investment return of 5% per year, unless you choose 3% in writing. (See below and "Variable Annuity Payment Values" in the Statement of Additional Information for more information on AIRs and how your initial variable payment is calculated.)

Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge and administrative charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to the sum of all Sub-account payments.

Currently, there is no limit on the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments.

If you apply the same amount to a particular option, a 5% AIR will result in a larger initial payment than will a 3% AIR. You should note, however, that, assuming the same investment performance, your subsequent payments using a 5% AIR will increase by a smaller percentage (when they increase) and decrease by a larger percentage (when they decrease) than will subsequent payments using a 3% AIR. Indeed, it is possible that after a sufficient period of time, payments determined using a 5% AIR may be lower than payments commencing at the same time using the same Sub-accounts but a 3% AIR. Note that if you select Option A (Income for a Fixed Number of Years) and payments continue for the entire period, the 5% AIR payment amount will start out being larger than the 3% AIR payment amount but eventually the 5% AIR payment amount will become less than the 3% AIR payment amount. Whether you would be better off choosing a higher or lower AIR depends on the annuity payment option you choose, the investment performance of the Sub-accounts you choose, and the period for which payments are received.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment, and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

SUSPENSION OF PAYMENTS

We reserve the right to postpone surrender payments from the Fixed Account for up to six months. We also reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:
o	the New York Stock Exchange is closed other than customary weekend or holiday closings;
o	trading on the Exchange is restricted;
o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or
o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

TAX STATUS

Introduction

This discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. Moreover, the discussion is based upon our understanding of current federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Certificate is for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Certificate and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

Surrenders, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Certificate, the portion of the surrender payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is similarly taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Certificate, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Certificate.

A special computational rule applies if we issue to you during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under Section 72(e) of the Code. All of the contracts will be treated as one contract. We believe this means the amount of any distribution under one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values allocated to Variable Account Value by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values allocated to Fixed Account Value bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:
o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal payments made for life or life expectancy;
o	after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments; provided that only one purchase payment is made to the Certificate, the Certificate is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).

Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:
o	the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates";
o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:

	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

We base our understanding of the above principally on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate would not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, we would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which your control of the investments of a segregated asset account may cause you, rather than us, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since no regulations have been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, you are urged to consult with your tax adviser.

Qualified Plans

The Certificate is for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with the various types of Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection with them. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of purchase payments from gross income for tax purposes. However, such purchase payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity" (TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, benefits may be paid, through surrender of the Certificate or otherwise, only:
o	when the employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or
o	in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions.

Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

If you have requested a distribution from a Certificate, we will notify you if all or part of such distribution is eligible for rollover to another TSA or to an individual retirement annuity or account (IRA). Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate unless you direct us in writing to transfer the amount as a direct rollover to another TSA or IRA.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.

Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

Annuity Purchases by Nonresident Aliens

The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or are resident aliens will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing you Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CERTIFICATES

Keyport Financial Services Corp. ("KFSC"), our affiliate, serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into selling agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110.

A dealer selling the Certificate may receive up to 6.00% of purchase payments, and additional compensation later based on the Certificate Value of those payments. The percentage may increase to 7.00% during certain time periods Keyport Benefit and KFSC select. In addition, under certain circumstances, we or certain of our affiliates, under a marketing support agreement with KFSC, may pay certain sellers for other services not directly related to the sale of Certificates, such as special marketing support allowances.

We may sell Certificates with lower or no dealer compensation (1) to a person who is an officer, director, or employee of ours or an affiliate of ours or (2) to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that (1) they are not subject to the deduction for the asset-based administrative charge and (2) they have a mortality and expense risk charge of 0.35% per year.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

INQUIRIES BY CERTIFICATE OWNERS

You may write us with questions about your Certificate at: Keyport Benefit Life Insurance Company's, Service Office, 125 High Street, Boston, MA 02110, or call (800) 367-3653.

TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

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APPENDIX A

THE FIXED ACCOUNT (ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)

Introduction

This appendix describes the Fixed Account option available under the Certificate.

Any purchase payments you allocate to the Fixed Account option become part of our general account. Because of provisions in the securities laws, our general account, including the Fixed Account, is not subject to regulation under the Securities Act of 1933 or the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

Investments in the Fixed Account

We will allocate purchase payments to the Fixed Account according to your selection in the application. Your selection must specify the percentage of the purchase payment you want to allocate to each Guarantee Period. The percentage, if not zero, must be at least 5%. You may change the allocation percentages without any charges. You must make allocation changes in writing unless you have, in writing, authorized us to accept telephone allocation instructions. By authorizing us to accept telephone changes, you are agreeing to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. We will notify you in advance of any changes.

Each Guarantee Period currently offered is available for initial and subsequent purchase payments and for transfers of Certificate Value. We currently offer Guarantee Periods of 1 year. We may change at any time the number and/or length of Guarantee Periods we offer. If we no longer offer a particular Guarantee Period, the existing Fixed Account Value in that Guarantee Period will remain until the end of the period. At that time, you must select a different Guarantee Period.

Fixed Account Value

Fixed Account Value is equal to:

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o	all purchase payments allocated or amounts transferred to the Fixed Account plus the interest credited on those payments or amounts transferred; less

o	any prior partial withdrawals or transfers from the Fixed Account, including any applicable charges.

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Interest Credits

We credit interest daily. The interest we credit is based on an annual compound interest rate. It is credited to purchase payments allocated to the Fixed Account at rates we declare for Guarantee Periods of one or more years from the month and day of allocation. Any rate we set will be at least 3% per year.

Our interest crediting method may result in each of your Guarantee Periods being subject to different rates. For purposes of this section, we treat Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for or transferred to another Guarantee Period as a purchase payment allocation.

End of A Guarantee Period

We will notify you in writing at least 30 days prior to the end of each of your Guarantee Periods. At the end of your Guarantee Period, we will automatically transfer your Guarantee Period's Fixed Account Value to the Stein Roe Money Market Sub-account unless we have received:

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o	your election of a new Guarantee Period from among those we offer at that time; or

o	your instructions to transfer the ending Fixed Account Value to one or more Sub-accounts of the Variable Account.

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You may not elect a new Guarantee Period longer than the number of years remaining until the Income Date

Transfers of Fixed Account Value

You may transfer Fixed Account Value from one of your Guarantee Periods to another or to one or more Sub-accounts of the Variable Account. If the Fixed Account Value represents multiple Guarantee Periods, your transfer request must specify from which values you want the transfer made.

The Certificate allows us to limit the number of transfers you may make in a specified time period. Currently, we generally limit Variable Account and Fixed Account transfers to unlimited transfers per calendar year with a $500,000 per transfer dollar limit. See "Transfer of Variable Account Value" and "Limits on Transfers". These limitations will not apply to any transfer made at the end of a Guarantee Period. We will notify you prior to changing the current limitations.

You must request transfers in writing unless you have authorized us in writing to accept telephone transfer instructions from you or from a person acting on your behalf as an attorney-in-fact under a power of attorney. By authorizing us to accept telephone transfer instructions, you agree to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. If you have authorized telephone transfers, you will be notified in advance of any changes. A person acting on your behalf as an attorney-in-fact under a power of attorney may request transfers in writing.

If we receive your transfer requests before 4:00 PM Eastern Time, which is the close of trading on the New York Stock Exchange, we will execute them at the close of business that day. Any requests we receive later, we will execute at the close of the next business day.

If you transfer 100% of a Guarantee Period's value and your current allocation for purchase payments includes that Guarantee Period, we will automatically change the allocation formula for future purchase payments unless you instruct otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-account A and you transfer all Fixed Account Value to Sub-account A, we will change the allocation formula to 100% to Sub-account A.

APPENDIX B

TELEPHONE INSTRUCTIONS

Telephone Transfers of Certificate Values

1. If there are Joint Certificate Owners, both must authorize us to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our satisfaction.

3. Neither we nor any person acting on our behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we do not, we may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction we execute may cause your Certificate Value to be lower than it would be had we not executed the instruction.

4. We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we or any person acting on our behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until:
o	we receive your written revocation,
o	we discontinue the privilege, or
o	we receive written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 before the 4:00 P.M. Eastern Time close of trading on the New York Stock Exchange, they will be initiated that day based on the unit value prices calculated at the close of that day. We will initiate instructions we receive after the close of trading on the NYSE on the following business day.

8. Once we accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions are not in good order, we will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A's value to Sub-account B, we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.

Telephone Changes to Purchase Payment Allocation Percentages

Numbers 1-6 above are applicable.

Distributed by:

Keyport Financial Services Corp.

125 High Street, Boston, MA 02110-2712

Issued by:

Keyport Benefit Life Insurance Company

125 High Street, Boston, MA 02110-2712

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KBKV	5/2001

Yes. I would like to receive the New York Keyport Vista Variable Annuity Statement of Additional Information.

Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:

AIM Variable Insurance Funds, Inc.

Alliance Variable Products Series Fund, Inc.

Fidelity Variable Insurance Products Funds

Liberty Variable Investment Trust

MFS Variable Insurance Trust

Rydex Variable Trust

SteinRoe Variable Investment Trust

Wanger Advisors Trust

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Name

Address

City

State

Zip

BUSINESS REPLY MAIL

FIRST CLASS MAIL PERMIT NO. 6719 BOSTON, MA

POSTAGE WILL BE PAID BY ADDRESSEE

KEYPORT BENEFIT LIFE INSURANCE CO.

125 HIGH STREET

BOSTON, MA 02110-2712

NO POSTAGE

NECESSARY

IF MAILED

IN THE

UNITED STATES

PART B

STATEMENT OF ADDITIONAL INFORMATION

GROUP FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT BENEFIT LIFE INSURANCE COMPANY ("Keyport Benefit")

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the New York Keyport Vista variable annuity prospectus dated May 1, 2001. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport Benefit at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466.

TABLE OF CONTENTS

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The date of this statement of additional information is May 1, 2001.

KBKV.SAI	5/2001

KEYPORT BENEFIT LIFE INSURANCE COMPANY

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Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport Benefit. Liberty Mutual ultimately controls Keyport Benefit through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Corporate Holdings, Inc., LFC Management Corporation, Liberty Financial Companies, Inc. ("LFC") and Keyport Life Insurance Company. Liberty Mutual, as of December 31, 2000, owned, indirectly, approximately 7% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held). For additional information about Keyport Benefit, see page 13 of the prospectus.

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VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to the sum of all of the portions of the payment based on your interest in each Sub-Account.

The portion of your first payment based on your interest in a for each Sub-Account will be determined by deducting any applicable state premium taxes and then dividing the remaining value your interest in of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or (b) the factor currently offered by Keyport Benefit at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport Benefit uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport Benefit first purchased Eligible Fund shares on behalf of the Variable Account, Keyport Benefit valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. (See "Net Investment Factor" in the prospectus.) This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport Benefit calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:
(a)	is equal to the net investment factor as defined in the prospectus; and

(b)

is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Contract's annuity tables is 5% per year. An AIR of 3% per year is also currently available upon Written Request.

With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 5% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 5%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 3% AIR and 5% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 5% return, the 3% AIR payment would increase in amount while the 5% AIR payment would stay the same. With an actual return of 3%, the 3% AIR payment would stay the same while the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 5% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 5% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 5% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 5% AIR payment amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport Benefit to change the Sub-Account(s) used to determine the amount of the variable annuity payments 1 time every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport Benefit receives the request, Keyport Benefit will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

SAFEKEEPING OF ASSETS

Keyport Benefit acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account.

Keyport Benefit has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements. Keyport Benefit has contracted with Keyport Life Insurance Company, its corporate parent, to provide all administration for the Contracts and Certificates, as its agent. Keyport Benefit pays Keyport Life Insurance Company for the costs it incurs for providing those administrative services.

PRINCIPAL UNDERWRITER

The Contract and Certificates, which are offered continuously, are distributed by Keyport Financial Services Corp. ("KFSC"), which is an affiliate of Keyport Benefit.

EXPERTS

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Ernst & Young LLP, independent auditors, have audited our financial statements at December 31, 2000 and 1999, and for each of the two years in the period ended December 31, 2000, and the financial statements of the Variable Account at December 31, 2000 and for each of the two years in the period ended December 31, 2000, as set forth in their reports. We've included our financial statements in the statement of additional information in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Their principal office is located at 200 Clarendon Street, Boston, Massachusetts.

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INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from Contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Average Annual Total Return for a Certificate that is Surrendered

The tables below provide performance results for each Sub-Account through December 31, 2000. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Certificate Owner.

The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-Account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Certificate at the end of each period. The Sub-Account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-Account for the period specified. The first table uses the inception date of the Certificate's Sub-Accounts while the second table assumes the Certificate was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-Account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Certificate and the Sub-Account except for any premium taxes that may be payable. The charges reflected are: the annual 1.25% Mortality and Expense Risk Charge and the annual 0.15% administrative charge.

		Average Annual Total Return for a
		Certificate Surrendered on 12/31/00
		Hypothetical $1,000 Purchase Payment*

		Length of Investment Period
	One	Three	Five	Ten	Since Sub-Account
Sub-Account	Year	Years	Years	Years	Inception Shown
AIM Capital Appreciation	-12.14%	N/A	N/A	N/A	15.75%(08/17/98)
AIM International Equity	-27.42%	N/A	N/A	N/A	5.57%(08/17/98)
AIM Value	-15.82%	N/A	N/A	N/A	-3.45%(07/01/99)
Alliance Growth and Income	12.03%	N/A	N/A	N/A	15.42%(08/17/98)
Alliance Premier Growth	-17.92%	N/A	N/A	N/A	5.92%(07/22/98)
Alliance Technology	-22.75%	N/A	N/A	N/A	9.96%(07/01/99)
Alliance Worldwide Privatization	N/A	N/A	N/A	N/A	-9.30%(06/01/00)**
Fidelity Equity Income	N/A	N/A	N/A	N/A	8.72%(06/01/00)**
Fidelity Growth Opportunities	N/A	N/A	N/A	N/A	-5.43%(06/01/00)**
Colonial High Yield Securities	-8.39%	N/A	N/A	N/A	-2.86%(08/17/98)
Colonial Small Cap Value	17.24%	N/A	N/A	N/A	8.14%(08/17/98)
Colonial Strategic Income	-1.51%	N/A	N/A	N/A	-0.22%(07/22/98)
Colonial U.S. Growth & Income	2.13%	N/A	N/A	N/A	25.93%(07/22/98)
Liberty All-Star Equity	4.79%	N/A	N/A	N/A	5.46%(07/22/98)
Liberty S&P 500 Index	N/A	N/A	N/A	N/A	-6.00%(06/01/00)**
Liberty Select Value	N/A	N/A	N/A	N/A	10.46%(06/01/00)**
Liberty Value	14.60%	N/A	N/A	N/A	6.89%(07/22/98)
Newport Tiger	-16.47%	N/A	N/A	N/A	26.92%(07/22/98)
Rydex Financial Services	N/A	N/A	N/A	N/A	20.79%(06/01/00)**
Rydex Health Care	N/A	N/A	N/A	N/A	17.52%(06/01/00)**
MFS Emerging Growth	-20.77%	N/A	N/A	N/A	17.58%(07/22/98)
MFS Investors Growth Stock	N/A	N/A	N/A	N/A	36.94%(06/01/00)**
MFS Investors Trust	N/A	N/A	N/A	N/A	2.09%(06/01/00)**
MFS New Discovery	N/A	N/A	N/A	N/A	5.60%(06/01/00)**
Rydex OTC	N/A	N/A	N/A	N/A	-26.26%(06/01/00)**
Liberty Federal Securities	9.10%	N/A	N/A	N/A	4.40%(07/22/98)
Stein Roe Balanced	-2.56%	N/A	N/A	N/A	4.26%(07/22/98)
Stein Roe Growth Stock	-13.35%	N/A	N/A	N/A	7.86%(07/22/98)
Wanger Foreign Forty	N/A	N/A	N/A	N/A	-2.93%(10/16/00)**
Wanger International Small Cap	N/A	N/A	N/A	N/A	-35.66%(10/16/00)**
Wanger Twenty	N/A	N/A	N/A	N/A	7.94%(10/16/00)**
Wanger U.S. Small Cap	N/A	N/A	N/A	N/A	-9.42%(10/16/00)**

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.

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** Non-annualized total returns are shown since these Sub-Accounts have been in existence for less than one year.
	Average Annual Total Return for a
	Certificate Surrendered on 12/31/00
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period
	One	Three	Five	Ten	Since Fund
Sub-Account	Year	Years	Years	Years	Inception Shown
AIM Capital Appreciation	-12.14%	13.82%	13.86%	N/A	15.76%(05/05/93)
AIM International Equity	-27.42%	7.21%	9.94%	N/A	9.63%(05/05/93)
AIM Value	-15.82%	10.44%	13.27%	N/A	15.05%(05/05/93)
Alliance Growth and Income	12.03%	13.57%	17.89%	N/A	13.69%(01/14/91)
Alliance Premier Growth	-17.92%	16.00%	20.05%	N/A	18.63%(06/26/92)
Alliance Technology	-22.75%	29.22%	N/A	N/A	19.95%(01/11/96)
Alliance Worldwide
Privatization	-24.16%	7.38%	9.59%	N/A	9.62%(02/28/95)
Fidelity Equity Income	6.65%	7.12%	11.84%	15.68%	11.81%(10/10/96)
Fidelity Growth Opportunities	-18.41%	0.97%	9.00%	N/A	12.26%(01/05/95)
Colonial High Yield
Securities	-8.39%	N/A	N/A	N/A	-4.48%(05/19/98)
Colonial Small Cap Value	17.24%	N/A	N/A	N/A	2.16%(05/19/98)
Colonial Strategic Income	-1.51%	1.11%	3.79%	N/A	5.41%(07/05/94)
Colonial U.S. Growth &
Income	2.13%	10.15%	15.93%	N/A	17.06%(07/05/94)
Liberty All-Star Equity	4.79%	9.50%	N/A	N/A	9.36%(11/15/97)
Liberty S&P 500 Index	N/A	N/A	N/A	N/A	-6.00%(05/25/00)**
Liberty Select Value	N/A	N/A	N/A	N/A	10.46%(05/25/00)**
Liberty Value	14.60%	9.35%	14.07%	N/A	13.18%(07/01/93)
Newport Tiger	-16.47%	8.49%	-0.99%	N/A	1.51%(05/01/95)
Rydex Financial Services	N/A	N/A	N/A	N/A	20.79%(05/25/00)**
Rydex Health Care	N/A	N/A	N/A	N/A	17.52%(05/25/00)**
MFS Emerging Growth	-20.77%	22.25%	20.44%	N/A	22.09%(07/24/95)
MFS Investors Growth Stock	4.73%	N/A	N/A	N/A	25.01%(05/03/99)
MFS Investors Trust	-1.66%	7.65%	14.42%	N/A	15.10%(10/09/95)
MFS New Discovery	-3.45%	N/A	N/A	N/A	21.24%(04/29/98)
Rydex OTC	-39.04%	29.43%	N/A	N/A	25.81%(05/07/97)
Liberty Federal Securities	9.10%	4.62%	4.92%	5.71%	6.32%(01/01/89)
Stein Roe Balanced	-2.56%	6.30%	9.55%	10.39%	10.12%(01/01/89)
Stein Roe Growth Stock	-13.35%	13.86%	18.16%	16.46%	15.73%(01/01/89)
Wanger Foreign Forty	-2.93%	N/A	N/A	N/A	34.62%(02/01/99)
Wanger International Small
Cap	-35.66%	18.12%	15.83%	N/A	19.80%(05/03/95)
Wanger Twenty	7.94%	N/A	N/A	N/A	20.85%(02/01/99)
Wanger U.S. Small Cap	-9.42%	6.19%	17.18%	N/A	18.07%(05/03/95)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus any expense reimbursement percentages currently applicable to the Funds.

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** Non-annualized returns are shown since this Sub-Account has been in existence for less than one year.

Change in Accumulation Unit Value

The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-Account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-Accounts assumes the Certificates were available prior to that date on the Funds' inception date.

A Sub-Account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-Account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Certificate's annual 1.25% Mortality and Expense Risk Charge and the annual 0.15% administrative charge. They do not reflect deductions for any premium taxes. The rates of change would be lower if these charges were included.

Average Annual Change		Average Annual Change
In Accumulation Unit		in Accumulation Unit Value
Value From Fund		over the period shown
Inception Shown		through 12/31/00
Sub-Account	through 12/31/00**	Three Years	Five Years	Ten Years
AIM Capital Appreciation	15.76%(05/05/93)	13.82%	13.86%	N/A
AIM International Equity	9.63%(05/05/93)	7.21%	9.94%	N/A
AIM Value	15.65%(05/05/93)	10.44%	13.27%	N/A
Alliance Growth and Income	13.69%(01/14/91)	13.57%	17.89%	N/A
Alliance Premier Growth	18.63%(06/26/92)	16.00%	20.05%	N/A
Alliance Technology	19.95%(01/11/96)	29.22%	N/A	N/A
Alliance Worldwide
Privatization	9.62%(02/28/95)	7.38%	9.59%	N/A
Fidelity Equity Income	11.81%(10/10/86)	7.12%	11.84%	15.68%
Fidelity Growth
Opportunities	12.26%(01/05/95)	0.97%	9.00%	N/A
Colonial High Yield
Securities	-4.48%(05/19/98)	N/A	N/A	N/A
Colonial Small Cap Value	2.16%(05/19/98)	N/A	N/A	N/A
Colonial Strategic Income	5.41%(07/05/94)	1.11%	3.79%	N/A
Colonial U.S. Growth &
Income	17.06%(07/05/94)	10.15%	15.93%	N/A
Liberty All-Star Equity	9.36%(11/15/97)	N/A	N/A	N/A
Liberty S&P 500 Index	-6.00%(05/25/00)	N/A	N/A	N/A
Liberty Select Value	10.46%(05/25/00)	N/A	N/A	N/A
Liberty Value	13.18%(07/01/93)	9.35%	14.07%	N/A
Newport Tiger	1.51%(05/01/95)	8.49%	0.99%	N/A
Rydex Financial Services	20.79%(05/25/00)	N/A	N/A	N/A
Rydex Health Care	17.52%(05/25/00)	N/A	N/A	N/A
MFS Emerging Growth	22.09%(07/24/95)	22.25%	20.44%	N/A
MFS Investors Growth Stock	25.01%(05/03/99)	N/A	N/A	N/A
MFS Investors Trust	15.10%(10/09/95)	7.65%	14.42%	N/A
MFS New Discovery	21.24%(04/29/98)	N/A	N/A	N/A
Rydex OTC	25.81%(05/07/97)	29.43%	N/A	N/A
Liberty Federal Securities	6.32%(01/01/89)	4.62%	4.92%	5.71%
Stein Roe Balanced	10.12%(01/01/89)	6.30%	9.55%	10.39%
Stein Roe Growth Stock	15.73%(01/01/89)	13.86%	18.16%	16.46%
Wanger Foreign Forty	34.62%(02/01/99)	N/A	N/A	N/A
Wanger International Small
Cap	19.80%(05/03/95)	18.12%	15.83%	N/A
Wanger Twenty	20.85%(02/01/99)	N/A	N/A	N/A
Wanger U.S. Small Cap	18.07%(05/03/95)	6.19%	17.18%	N/A
	12-Month Period Change in Accumulation
	Unit Value**
Sub-Account	1991	1992	1993	1994	1995
AIM Capital Appreciation	N/A	N/A	18.41%*	1.09%	33.79%
AIM International Equity	N/A	N/A	9.00%*	-1.13%	16.74%
AIM Value	N/A	N/A	13.78%*	2.60%	34.34%
Alliance Growth and Income	2.13%*	6.44%	10.16%	-1.72%	33.93%
Alliance Premier Growth	N/A	12.99%*	11.07%	-4.30%	42.85%
Alliance Technology	N/A	N/A	N/A	N/A	N/A
Alliance Worldwide Privatization	N/A	N/A	N/A	N/A	8.10%*
Fidelity Equity Income	29.63%	15.27%	16.66%	5.59%	33.23%
Fidelity Growth Opportunities	N/A	N/A	N/A	N/A	29.82%*
Colonial High Yield Securities	N/A	N/A	N/A	N/A	N/A
Colonial Small Cap Value	N/A	N/A	N/A	N/A	N/A
Colonial Strategic Income	N/A	N/A	N/A	0.15%*	16.67%
Colonial U.S. Growth & Income	N/A	N/A	N/A	3.69%*	27.91%
Crabbe Huson Real Estate	N/A	N/A	N/A	N/A	N/A
Liberty All-Star Equity	N/A	N/A	N/A	N/A	N/A
Liberty S&P 500 Index	N/A	N/A	N/A	N/A	N/A
Liberty Select Value	N/A	N/A	N/A	N/A	N/A
Liberty Value	N/A	N/A	4.28%*	-2.12%	28.34%
Newport Tiger	N/A	N/A	N/A	N/A	14.46%*
Rydex Financial Services	N/A	N/A	N/A	N/A	N/A
Rydex Health Care	N/A	N/A	N/A	N/A	N/A
MFS Emerging Growth	N/A	N/A	N/A	N/A	16.70%*
MFS Investors Growth Stock	N/A	N/A	N/A	N/A	N/A
MFS Investors Trust	N/A	N/A	N/A	N/A	6.31%*
MFS New Discovery	N/A	N/A	N/A	N/A	N/A
Rydex OTC	N/A	N/A	N/A	N/A	N/A
Liberty Federal Securities	12.90%	4.49%	4.80%	-2.93%	14.14%
Stein Roe Balanced	26.17%	6.04%	7.78%	-4.52%	23.75%
Stein Roe Growth Stock	45.98%	5.15%	3.52%	-7.64%	35.84%
Wanger Foreign Forty	N/A	N/A	N/A	N/A	N/A
Wanger International Small Cap	N/A	N/A	N/A	N/A	33.28%*
Wanger Twenty	N/A	N/A	N/A	N/A	N/A
Wanger U.S. Small Cap	N/A	N/A	N/A	N/A	15.88%*
12-Month Period Change in Accumulation
Unit Value**
Sub-Account	1996	1997	1998	1999	2000
AIM Capital Appreciation	15.98%	11.90%	17.68%	42.62%	-12.14%
AIM International Equity	21.67%	7.12%	11.03%	52.91%	-27.42%
AIM Value	13.45%	21.99%	24.89%	28.12%	-15.42%
Alliance Growth and Income	22.36%	27.02%	19.22%	9.54%	12.03%
Alliance Premier Growth	21.00%	32.01%	45.93%	30.17%	-17.92%
Alliance Technology	8.65%*	4.74%	61.13%	72.69%	-22.75%
Alliance Worldwide
Privatization	16.87%	9.22%	4.23%	56.64%	-24.16%
Fidelity Equity Income	12.69%	26.29%	10.00%	4.79%	6.65%
Fidelity Growth Opportunities	16.63%	28.16%	22.79%	2.74%	-18.41%
Colonial High Yield Securities	N/A	N/A	-3.69%*	0.25%	-8.39%
Colonial Small Cap Value	N/A	N/A	-14.25%*	4.87%	17.24%
Colonial Strategic Income	8.20%	7.70%	4.56%	0.38%	-1.51%
Colonial U.S. Growth & Income	20.14%	30.41%	18.49%	10.45%	2.13%
Liberty All-Star Equity	N/A	0.63%*	17.03%	7.06%	4.79%
Liberty S&P 500 Index	N/A	N/A	N/A	N/A	-6.00%*
Liberty Select Value	N/A	N/A	N/A	N/A	10.46%*
Liberty Value	16.16%	27.19%	9.60%	4.09%	14.60%
Newport Tiger	9.69%	-32.09%	-7.73%	65.70%	-16.47%
Rydex Financial Services	N/A	N/A	N/A	N/A	20.79%*
Rydex Health Care	N/A	N/A	N/A	N/A	17.52%*
MFS Emerging Growth	15.40%	20.22%	32.31%	74.28%	-20.77%
MFS Investors Growth Stock	N/A	N/A	N/A	38.22%*	4.73%
MFS Investors Trust	22.72%	27.99%	20.64%	5.22%	-1.66%
MFS New Discovery	N/A	N/A	1.25%*	71.02%	-3.45%
Rydex OTC	N/A	6.54%*	83.23%	94.14%	-39.04%
Liberty Federal Securities	3.25%	7.54%	5.32%	-0.34%	9.10%
Stein Roe Balanced	14.01%	15.21%	10.99%	11.07%	-2.56%
Stein Roe Growth Stock	19.59%	30.45%	26.14%	35.05%	-13.35%
Wanger Foreign Forty	N/A	N/A	N/A	81.59%*	-2.93%
Wanger International Small Cap	30.17%	-2.82%	14.72%	123.30%	-35.66%
Wanger Twenty	N/A	N/A	N/A	32.95%*	7.94%
Wanger U.S. Small Cap	44.55%	27.63%	7.18%	23.34%	-9.42%

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* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.

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** Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.

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Yield for Stein Roe Money Market Sub-Account

Yield percentages for the Stein Roe Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Yield reflects the deduction of the annual 1.40% asset-based Certificate charges. Yield does not reflect premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

Yield equals:   (A - B - 1) x  365

                   C            7

Where:
A	=	the Accumulation Unit value at the end of the 7-day period.

B	=	$0.00.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-Account will continue over an entire year.

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For the 7-day period ended 12/31/00 the yield for the Stein Roe Money Market Sub-Account was 4.50%.

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FINANCIAL STATEMENTS

The financial statements of the Variable Account and Keyport Benefit Life Insurance Company are included in the statement of additional information. The financial statements of Keyport Benefit Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

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Report of Independent Auditors

To the Board of Directors of Keyport Benefit Life Insurance Company

and Contract Owners of Variable Account A

We have audited the accompanying statement of assets and liabilities of Keyport Benefit Life Insurance Company Variable Account A (comprising, respectively, the AIM VI Value Fund - KG18, AIM VI Capital Appreciation Fund - KG17, AIM VI International Equity Fund - KG12, AIM VI Growth Fund - KG16, Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Premier Growth Portfolio (A), Alliance Premier Growth Portfolio (B), Alliance Technology Portfolio (B), Alliance Growth and Income Portfolio (A), Alliance Global Bond Portfolio (A), Alliance Growth and Income Portfolio (B), Alliance Global Bond Portfolio (B), Alliance Real Estate Investment Portfolio (A), Alliance Worldwide Privatization Portfolio (B), Fidelity VIP Equity Income Fund - SC2, Fidelity VIP III Growth Opportunities Fund - SC2, Templeton Developing Markets Sec Fund 2, MFS Emerging Growth Series - IC, MFS Research Series - IC, MFS Emerging Growth Series - SC, MFS Bond Series - IC, MFS Growth Series - SC, MFS Growth with Income Series - SC, MFS New Discovery Series - SC, Mitchell Hutchins Tactical Allocation Portfolio (I), Mitchell Hutchins Growth & Income Portfolio (I), Mitchell Hutchins Global Equity Portfolio (I), Mitchell Hutchins Growth Portfolio (I), Rydex OTC Fund, Colonial U.S. Growth & Income Fund, VS (A), Liberty Value Fund, VS (A), Colonial Strategic Income Fund, VS (A), SteinRoe Global Utilities Fund, VS (A), Liberty All-Star Equity Fund, VS (A), Colonial High Yield Securities Fund, VS (A), Colonial International Fund for Growth, VS (A), Liberty S&P 500 Index Fund, VS (B), Newport Tiger Fund, VS (A), Colonial Global Equity Fund, VS (B), Colonial International Horizons Fund, VS (B), Colonial U.S. Growth & Income Fund, VS (B), Colonial Small Cap Value Fund, VS (A), Colonial Strategic Income Fund, VS (B), Rydex Health Care Fund, VS (B), Colonial Small Cap Value Fund, VS (B), Rydex Financial Services Fund, VS (B), Liberty All-Star Equity Fund, VS (B), Crabbe Huson Real Estate Investment Fund, VS (B), Colonial High Yield Securities Fund, VS (B), Liberty Select Value Fund, VS (B), Newport Tiger Fund, VS (B), Liberty Value Fund, VS (B), Liberty Newport Japan Opportunities Fund, VS (B), Wanger Twenty Fund, Wanger US Small Cap Fund, Wanger International Small Cap Fund, Wanger Foreign Forty Fund, SteinRoe Growth Stock Fund, VS (A), SteinRoe Balanced Fund, VS (A), SteinRoe Money Market Fund, VS (A), SteinRoe Mortgage Securities Fund, VS (A), SteinRoe Growth Stock Fund, VS (B), SteinRoe Balanced Fund, VS (B), SteinRoe Mortgage Securities Fund, VS (B), SteinRoe Small Company Growth Fund, VS (A)) of the Keyport Benefit Life Insurance Company as of December 31, 2000, and the related statement of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Keyport Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Benefit Life Insurance Company Variable Account A at December 31, 2000, and the results of its operations and changes in net assets for the years ended December 31, 2000 and 1999, respectively, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Boston, Massachusetts

March 23, 2001

KEYPORT BENEFIT LIFE INSURANCE COMPANY

VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2000

Assets
Investments at market value:

AIM Variable Insurance Funds, Inc.
AIM VI Value Fund - KG18 - 194,168 shares (cost $6,266,775)	$5,302,736
AIM VI Capital Appreciation Fund - KG17 - 122,823 shares (cost $4,501,523)	3,787,863
AIM VI International Equity Fund - KG12 - 118,145 shares (cost $2,861,075)	2,377,081
AIM VI Growth Fund - KG16 - 51,679 shares (cost $1,602,540)	1,282,668

Alger American Fund
Alger American Growth Portfolio - 258,450 shares (cost $14,631,579)	12,216,945
Alger American Small Capitalization Portfolio - 137,489 shares (cost $5,137,640)	3,229,605

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth Portfolio (A) - 583,081 shares (cost $19,969,383)	18,687,741
Alliance Premier Growth Portfolio (B) - 283,864 shares (cost $11,038,366)	9,063,765
Alliance Technology Portfolio (B) - 231,073 shares (cost $8,072,574)	5,753,712
Alliance Growth and Income Portfolio (A) - 116,170 shares (cost $2,509,273)	2,689,327
Alliance Global Bond Portfolio (A) - 240,396 shares (cost $2,792,727)	2,634,745
Alliance Growth and Income Portfolio (B) - 60,326 shares (cost $1,340,519)	1,391,111
Alliance Global Bond Portfolio (B) - 41,009 shares (cost $444,947)	447,814
Alliance Real Estate Investment Portfolio (A) - 20,543 shares (cost $196,179)	220,832
Alliance Worldwide Privatization Portfolio (B) - 980 shares (cost $17,068)	15,311

Fidelity VIP Funds
Fidelity VIP Equity Income Fund - SC2 - 37,106 shares (cost $893,886)	942,866
Fidelity VIP III Growth Opportunities Fund - SC2 - 34,338 shares (cost $658,699)	607,092

Franklin Templeton Funds
Templeton Developing Markets Sec Fund 2 - 49,528 shares (cost $344,034)	258,538

MFS Variable Insurance Trust
MFS Emerging Growth Series - IC - 191,576 shares (cost $5,131,405)	5,525,045
MFS Research Series - IC - 242,022 shares (cost $4,790,547)	5,034,067
MFS Emerging Growth Series - SC - 42,474 shares (cost $1,387,304)	1,224,102
MFS Bond Series - IC - 102,737 shares (cost $1,153,843)	1,162,986
MFS Growth Series - SC - 51,390 shares (cost $722,190)	667,046
MFS Growth with Income Series - SC - 30,054 shares (cost $636,645)	630,531
MFS New Discovery Series - SC - 30,760 shares (cost $527,886)	510,311

Mitchell Hutchins Series Trust
Mitchell Hutchins Tactical Allocation Portfolio (I) - 4,668 shares (cost $75,527)	73,665
Mitchell Hutchins Growth & Income Portfolio (I) - 1,726 shares (cost $25,655)	25,020
Mitchell Hutchins Global Equity Portfolio (I) - 1,106 shares (cost $14,300)	14,514
Mitchell Hutchins Growth Portfolio (I) - 648 shares (cost $13,121)	9,683

Rydex Variable Trust
Rydex OTC Fund - 9,044 shares (cost $310,759)	206,486

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY

VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2000

Assets (continued)
Liberty Variable Investment Trust
Colonial U.S. Growth & Income Fund, VS (A) - 714,498 shares (cost $13,792,240)	$13,053,870
Liberty Value Fund, VS (A) - 747,264 shares (cost $11,892,130)	11,291,155
Colonial Strategic Income Fund, VS (A) - 1,065,008 shares (cost $11,670,664)	10,032,373
SteinRoe Global Utilities Fund, VS (A) - 463,586 shares (cost $7,138,042)	6,151,780
Liberty All-Star Equity Fund, VS (A) - 455,781 shares (cost $5,539,000)	5,660,804
Colonial High Yield Securities Fund, VS (A) - 269,444 shares (cost $2,429,400)	2,007,355
Colonial International Fund for Growth, VS (A) - 874,180 shares (cost $1,857,983)	1,687,167
Liberty S&P 500 Index Fund, VS (B) - 132,687 shares (cost $1,605,967)	1,502,018
Newport Tiger Fund, VS (A) - 542,811 shares (cost $1,185,568)	1,188,755
Colonial Global Equity Fund, VS (B) - 105,892 shares (cost $1,161,853)	999,621
Colonial International Horizons Fund, VS (B) - 84,518 shares (cost $960,715)	836,727
Colonial U.S. Growth & Income Fund, VS (B) - 42,676 shares (cost $824,419)	779,256
Colonial Small Cap Value Fund, VS (A) - 70,316 shares (cost $614,905)	754,490
Colonial Strategic Income Fund, VS (B) - 66,343 shares (cost $685,862)	623,628
Rydex Health Care Fund, VS (B) - 37,823 shares (cost $507,487)	537,849
Colonial Small Cap Value Fund, VS (B) - 39,754 shares (cost $405,859)	426,557
Rydex Financial Services Fund, VS (B) - 27,763 shares (cost $379,545)	402,566
Liberty All-Star Equity Fund, VS (B) - 24,015 shares (cost $315,154)	298,261
Crabbe Huson Real Estate Investment Fund, VS (B) - 27,343 shares (cost $243,833)	251,004
Colonial High Yield Securities Fund, VS (B) - 31,277 shares (cost $262,241)	232,072
Liberty Select Value Fund, VS (B) - 11,833 shares (cost $151,612)	156,670
Newport Tiger Fund, VS (B) - 25,841 shares (cost $63,130)	56,592
Liberty Value Fund, VS (B) - 3,474 shares (cost $50,470)	52,389
Liberty Newport Japan Opportunities Fund, VS (B) - 5,102 shares (cost $55,572)	43,058
Wanger Twenty Fund - 1,368 shares (cost $18,782)	19,268
Wanger US Small Cap Fund - 491 shares (cost $9,483)	9,817
Wanger International Small Cap Fund - 93 shares (cost $2,787)	2,653
Wanger Foreign Forty Fund - 78 shares (cost $1,332)	1,346

SteinRoe Variable Investment Trust
SteinRoe Growth Stock Fund, VS (A) - 379,632 shares (cost $19,680,461)	16,950,587
SteinRoe Balanced Fund, VS (A) - 934,447 shares (cost $15,563,175)	15,278,201
SteinRoe Money Market Fund, VS (A) - 13,943,788 shares (cost $13,943,788)	13,943,788
SteinRoe Mortgage Securities Fund, VS (A) - 384,516 shares (cost $4,001,013)	4,141,238
SteinRoe Growth Stock Fund, VS (B) - 84,687 shares (cost $4,377,396)	3,775,325
SteinRoe Balanced Fund, VS (B) - 105,277 shares (cost $1,780,907)	1,719,173
SteinRoe Mortgage Securities Fund, VS (B) - 75,943 shares (cost $782,203)	814,871
SteinRoe Small Company Growth Fund, VS (A) - 36,328 shares (cost $666,817)	693,129

Net assets	$202,368,621

Liabilities
Variable annuity contracts	$179,139,624
Annuity reserves	23,228,997

Total Liabilities	$202,368,621

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

			AIM VI Capital
	AIM VI Value Fund -KG18 1		Appreciation Fund - KG17
	2000	1999	2000	1999
Income
Dividends	$229,322	$13,121	$108,026	$9,735
Expenses
Mortality and expense risk
and administrative charges	48,011	1,156	38,896	1,505
Net investment income (expense)	181,311	11,965	69,130	8,230
Realized gain (loss)	312	540	(10,728)	39
Unrealized appreciation (depreciation)
during the period	(1,005,217)	41,178	(805,870)	92,051
Net increase (decrease) in net assets
from operations	(823,594)	53,683	(747,468)	100,320

Purchase payments from contract owners	4,487,520	927,260	3,841,803	391,358
Transfers between accounts	1,254,695	25,705	1,314,680	98,073
Contract terminations and annuity payouts	(614,571)	(7,962)	(1,203,455)	(9,522)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	5,127,644	945,003	3,953,028	479,909

Net assets at beginning of period	998,686	-	582,303	2,074

Net assets at end of period	$5,302,736	$998,686	$3,787,863	$582,303

1 Commencement of operations - July 1, 1999

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	AIM VI International		AIM VI Growth
	Equity Fund - KG12		Fund - KG16
	2000	1999	2000	1999
Income
Dividends	$147,670	$17,829	$43,465	$19,966
Expenses
Mortality and expense risk
and administrative charges	17,883	2,061	18,912	2,815
Net investment income (expense)	129,787	15,768	24,553	17,151
Realized gain (loss)	2,355	2,757	(2,227)	2,060
Unrealized appreciation (depreciation)
during the period	(608,529)	123,692	(407,603)	87,394
Net increase (decrease) in net assets
from operations	(476,387)	142,217	(385,277)	106,605

Purchase payments from contract owners	2,313,214	512,615	506,093	595,445
Transfers between accounts	507,558	47,092	487,579	130,228
Contract terminations and annuity payouts	(554,031)	(123,592)	(71,798)	(88,060)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,266,741	436,115	921,874	637,613

Net assets at beginning of period	586,727	8,395	746,071	1,853

Net assets at end of period	$2,377,081	$586,727	$1,282,668	$746,071

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alger American		Alger American
	Growth Portfolio		Small Capitalization Portfolio
	2000	1999	2000	1999
Income
Dividends	$1,687,327	$302,188	$1,264,599	$53,724
Expenses
Mortality and expense risk
and administrative charges	173,629	66,057	47,105	12,401
Net investment income (expense)	1,513,698	236,131	1,217,494	41,323
Realized gain (loss)	33,534	11,435	(47,686)	20,226
Unrealized appreciation (depreciation)
during the period	(3,907,309)	1,386,425	(2,436,079)	502,058
Net increase (decrease) in net assets
from operations	(2,360,077)	1,633,991	(1,266,271)	563,607

Purchase payments from contract owners	4,188,964	7,015,167	2,135,256	1,937,623
Transfers between accounts	2,028,061	1,262,429	852,381	93,797
Contract terminations and annuity payouts	(1,394,022)	(871,127)	(834,982)	(448,993)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	4,823,003	7,406,469	2,152,655	1,582,427

Net assets at beginning of period	9,754,019	713,559	2,343,221	197,187

Net assets at end of period	$12,216,945	$9,754,019	$3,229,605	$2,343,221

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Premier		Alliance Premier
	Growth Portfolio (A)		Growth Portfolio (B) 1
	2000	1999	2000	1999
Income
Dividends	$1,114,697	$117,093	$341,105	$-
Expenses
Mortality and expense risk
and administrative charges	286,741	140,481	92,762	2,250
Net investment income (expense)	827,956	(23,388)	248,343	(2,250)
Realized gain (loss)	7,555	13,361	(5,006)	865
Unrealized appreciation (depreciation)
during the period	(4,816,618)	3,323,841	(2,114,845)	140,243
Net increase (decrease) in net assets
from operations	(3,981,107)	3,313,814	(1,871,508)	138,858

Purchase payments from contract owners	11,430,676	16,993,405	-	-
Transfers between accounts	(4,157,483)	78,147	8,715,365	2,081,050
Contract terminations and annuity payouts	(4,002,126)	(2,464,575)	-	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	3,271,067	14,606,977	8,715,365	2,081,050

Net assets at beginning of period	19,397,781	1,476,990	2,219,908	-

Net assets at end of period	$18,687,741	$19,397,781	$9,063,765	$2,219,908

1 Commencement of operations - July 1, 1999

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Technology		Alliance Growth and
	Portfolio (B) 1		Income Portfolio (A)
	2000	1999	2000	1999
Income
Dividends	$258,592	$-	$163,239	$18,733
Expenses
Mortality and expense risk
and administrative charges	63,905	982	32,206	5,753
Net investment income (expense)	194,687	(982)	131,033	12,980
Realized gain (loss)	(36,381)	1,186	1,092	(1,618)
Unrealized appreciation (depreciation)
during the period	(2,426,761)	107,899	160,188	18,702
Net increase (decrease) in net assets
from operations	(2,268,455)	108,103	292,313	30,064

Purchase payments from contract owners	6,754,580	839,718	2,130,758	1,363,793
Transfers between accounts	1,740,161	10,856	(890,166)	249,481
Contract terminations and annuity payouts	(1,417,644)	(13,607)	(355,661)	(139,156)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	7,077,097	836,967	884,931	1,474,118

Net assets at beginning of period	945,070	-	1,512,083	7,901

Net assets at end of period	$5,753,712	$945,070	$2,689,327	$1,512,083

1 Commencement of operations - July 1, 1999

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Global		Alliance Growth and
	Bond Portfolio (A)		Income Portfolio (B) 1
	2000	1999	2000	1999
Income
Dividends	$95,777	$50,131	$2,657	$-
Expenses
Mortality and expense risk
and administrative charges	34,221	20,792	5,038	1
Net investment income (expense)	61,556	29,339	(2,381)	(1)
Realized gain (loss)	(2,696)	(215)	2,878	-
Unrealized appreciation (depreciation)
during the period	(59,198)	(101,580)	50,544	47
Net increase (decrease) in net assets
from operations	(338)	(72,456)	51,041	46

Purchase payments from contract owners	666,011	2,016,622	-	-
Transfers between accounts	(62,838)	227,156	1,335,945	4,079
Contract terminations and annuity payouts	(250,552)	(326,950)	-	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	352,621	1,916,828	1,335,945	4,079

Net assets at beginning of period	2,282,462	438,090	4,125	-

Net assets at end of period	$2,634,745	$2,282,462	$1,391,111	$4,125

1 Commencement of operations - July 1, 1999

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Global		Alliance Real Estate
	Bond Portfolio (B) 1		Investment Portfolio (A)
	2000	1999	2000	1999
Income
Dividends	$11,106	$-	$8,425	$2,710
Expenses
Mortality and expense risk
and administrative charges	3,970	51	2,509	861
Net investment income (expense)	7,136	(51)	5,916	1,849
Realized gain (loss)	(76)	(2)	830	(794)
Unrealized appreciation (depreciation)
during the period	3,115	(248)	31,608	(6,977)
Net increase (decrease) in net assets
from operations	10,175	(301)	38,354	(5,922)

Purchase payments from contract owners	-	-	82,083	131,706
Transfers between accounts	392,992	44,948	15,275	2,276
Contract terminations and annuity payouts	-	-	(31,276)	(19,600)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	392,992	44,948	66,082	114,382

Net assets at beginning of period	44,647	-	116,396	7,936

Net assets at end of period	$447,814	$44,647	$220,832	$116,396

1 Commencement of operations - July 1, 1999

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Alliance Worldwide	Fidelity VIP Equity
	Privatization Portfolio (B) 2	Income - SC2 2
	2000	2000
Income
Dividends	$-	$-
Expenses
Mortality and expense risk
and administrative charges	59	3,625
Net investment income (expense)	(59)	(3,625)
Realized gain (loss)	(3)	79
Unrealized appreciation (depreciation)
during the period	(1,757)	48,980
Net increase (decrease) in net assets
from operations	(1,819)	45,434

Purchase payments from contract owners	15,263	870,664
Transfers between accounts	1,867	98,468
Contract terminations and annuity payouts	-	(71,700)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	17,130	897,432

Net assets at beginning of period	-	-

Net assets at end of period	$15,311	$942,866

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Fidelity VIP III Growth	Templeton Developing
	Opportunities - SC2 2	Markets Sec Fund 2 1
	2000	2000	1999
Income
Dividends	$-	$1,312	$-
Expenses
Mortality and expense risk
and administrative charges	1,787	2,980	58
Net investment income (expense)	(1,787)	(1,668)	(58)
Realized gain (loss)	(278)	4,931	2
Unrealized appreciation (depreciation)
during the period	(51,607)	(91,983)	6,487
Net increase (decrease) in net assets
from operations	(53,672)	(88,720)	6,431

Purchase payments from contract owners	628,399	316,244	81,541
Transfers between accounts	85,653	42,494	1,985
Contract terminations and annuity payouts	(53,288)	(101,437)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	660,764	257,301	83,526

Net assets at beginning of period	-	89,957	-

Net assets at end of period	$607,092	$258,538	$89,957

1 Commencement of operations - July 1, 1999

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	MFS Emerging		MFS
	Growth Series - IC		Research Series - IC
	2000	1999	2000	1999
Income
Dividends	$333,532	$-	$345,860	$19,935
Expenses
Mortality and expense risk
and administrative charges	82,789	29,039	74,381	34,112
Net investment income (expense)	250,743	(29,039)	271,479	(14,177)
Realized gain (loss)	7,117	23,138	19,451	(3,331)
Unrealized appreciation (depreciation)
during the period	(1,693,440)	2,015,261	(614,227)	793,483
Net increase (decrease) in net assets
from operations	(1,435,580)	2,009,360	(323,297)	775,975

Purchase payments from contract owners	836,031	2,950,390	362,951	3,658,483
Transfers between accounts	1,107,390	563,234	436,482	542,743
Contract terminations and annuity payouts	(355,331)	(521,076)	(391,575)	(630,243)
Other transfers to Keyport Benefit
Life Insurance Company	9,001	(9,001)	-	-
Net increase (decrease) in net assets from
contract transactions	1,597,091	2,983,547	407,858	3,570,983

Net assets at beginning of period	5,363,534	370,627	4,949,506	602,548

Net assets at end of period	$5,525,045	$5,363,534	$5,034,067	$4,949,506

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	MFS Emerging
	Growth Series - SC 2	MFS Bond Series - IC
	2000	2000	1999
Income
Dividends	$-	$63,858	$19,831
Expenses
Mortality and expense risk
and administrative charges	4,075	16,949	11,998
Net investment income (expense)	(4,075)	46,909	7,833
Realized gain (loss)	(1,177)	1,189	(1,841)
Unrealized appreciation (depreciation)
during the period	(163,202)	41,528	(35,023)
Net increase (decrease) in net assets
from operations	(168,454)	89,626	(29,031)

Purchase payments from contract owners	1,509,355	324,678	1,347,935
Transfers between accounts	94,385	(91,253)	66,503
Contract terminations and annuity payouts	(211,184)	(395,076)	(382,526)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,392,556	(161,651)	1,031,912

Net assets at beginning of period	-	1,235,011	232,130

Net assets at end of period	$1,224,102	$1,162,986	$1,235,011

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	MFS	MFS Growth with
	Growth Series - SC 2	Income Series - SC 2
	2000	2000
Income
Dividends	$-	$-
Expenses
Mortality and expense risk
and administrative charges	1,835	1,925
Net investment income (expense)	(1,835)	(1,925)
Realized gain (loss)	(652)	(3,232)
Unrealized appreciation (depreciation)
during the period	(55,144)	(6,114)
Net increase (decrease) in net assets
from operations	(57,631)	(11,271)

Purchase payments from contract owners	664,709	721,844
Transfers between accounts	89,219	102,903
Contract terminations and annuity payouts	(29,251)	(182,945)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	724,677	641,802

Net assets at beginning of period	-	-

Net assets at end of period	$667,046	$630,531

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	MFS New	Mitchell Hutchins
	Discovery Series - SC 2	Tactical Allocation Portfolio (I) 1
	2000	2000	1999
Income
Dividends	$-	$153	$-
Expenses
Mortality and expense risk
and administrative charges	1,537	430	1
Net investment income (expense)	(1,537)	(277)	(1)
Realized gain (loss)	883	28	-
Unrealized appreciation (depreciation)
during the period	(17,575)	(1,887)	25
Net increase (decrease) in net assets
from operations	(18,229)	(2,136)	24

Purchase payments from contract owners	430,656	102,476	8,157
Transfers between accounts	99,759	(14,777)	27
Contract terminations and annuity payouts	(1,875)	(20,106)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	528,540	67,593	8,184

Net assets at beginning of period	-	8,208	-

Net assets at end of period	$510,311	$73,665	$8,208

1 Commencement of operations - July 1, 1999

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Mitchell Hutchins Growth	Mitchell Hutchins
	& Income Portfolio (I) 1	Global Equity Portfolio (I) 1
	2000	2000
Income
Dividends	$-	$-
Expenses
Mortality and expense risk
and administrative charges	188	67
Net investment income (expense)	(188)	(67)
Realized gain (loss)	(650)	1
Unrealized appreciation (depreciation)
during the period	(635)	215
Net increase (decrease) in net assets
from operations	(1,473)	149

Purchase payments from contract owners	46,553	14,049
Transfers between accounts	(2,570)	316
Contract terminations and annuity payouts	(17,490)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) n net assets from
contract transactions	26,493	14,365

Net assets at beginning of period	-	-

Net assets at end of period	$25,020	$14,514

1 Commencement of operations - July 1, 1999

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Mitchell Hutchins
	Growth Portfolio (I) 1		Rydex OTC Fund2
	2000	1999	2000
Income
Dividends	$1,667	$-	$6,525
Expenses
Mortality and expense risk
and administrative charges	125	1	1,010
Net investment income (expense)	1,542	(1)	5,515
Realized gain (loss)	71	-	(2,423)
Unrealized appreciation (depreciation)
during the period	(3,513)	75	(104,274)
Net increase (decrease) in net assets
from operations	(1,900)	74	(101,182)

Purchase payments from contract owners	12,616	8,157	359,370
Transfers between accounts	(1,047)	-	44,075
Contract terminations and annuity payouts	(8,217)	-	(95,777)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	3,352	8,157	307,668

Net assets at beginning of period	8,231	-	-

Net assets at end of period	$9,683	$8,231	$206,486

1 Commencement of operations - July 1, 1999

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Colonial US Growth
	& Income Fund, VS (A)		Liberty Value Fund, VS (A) 3
	2000	1999	2000	1999
Income
Dividends	$1,498,396	$564,448	$171,179	$2,375,503
Expenses
Mortality and expense risk
and administrative charges	168,215	82,422	141,553	83,884
Net investment income (expense)	1,330,181	482,026	29,626	2,291,619
Realized gain (loss)	8,359	1,323	(21,652)	852
Unrealized appreciation (depreciation)
during the period	(1,007,545)	189,580	1,441,368	(2,111,250)
Net increase (decrease) in net assets
from operations	330,995	672,929	1,449,342	181,221

Purchase payments from contract owners	2,676,649	8,628,291	631,856	7,949,901
Transfers between accounts	497,735	1,359,758	(417,107)	1,513,869
Contract terminations and annuity payouts	(1,237,058)	(1,113,858)	(702,128)	(832,282)
Other transfers to Keyport Benefit
Life Insurance Company	-	105	-	556
Net increase (decrease) n net assets from
contract transactions	1,937,326	8,874,296	(487,379)	8,632,044

Net assets at beginning of period	10,785,549	1,238,324	10,329,192	1,515,927

Net assets at end of period	$13,053,870	$10,785,549	$11,291,155	$10,329,192

3 Name change from Colonial Growth & Income Fund effective June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Colonial Strategic		SteinRoe Global
	Income Fund, VS (A)		Utilities Fund, VS (A)
	2000	1999	2000	1999
Income
Dividends	$978,785	$709,894	$663,067	$118,349
Expenses
Mortality and expense risk
and administrative charges	136,939	91,977	82,028	26,536
Net investment income (expense)	841,846	617,917	581,039	91,813
Realized gain (loss)	2,734	(4,340)	16,895	3,837
Unrealized appreciation (depreciation)
during the period	(966,476)	(580,693)	(1,641,029)	629,049
Net increase (decrease) in net assets
from operations	(121,896)	32,884	(1,043,095)	724,699

Purchase payments from contract owners	1,628,519	8,599,190	2,350,288	3,245,650
Transfers between accounts	(345)	360,511	1,220,784	391,568
Contract terminations and annuity payouts	(1,111,503)	(1,567,952)	(723,492)	(441,584)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	56
Net increase (decrease) in net assets from
contract transactions	516,671	7,391,749	2,847,580	3,195,690

Net assets at beginning of period	9,637,598	2,212,965	4,347,295	426,906

Net assets at end of period	$10,032,373	$9,637,598	$6,151,780	$4,347,295

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Liberty		Colonial High Yield
	All-Star Equity Fund, VS (A)		Securities Fund, VS (A)
	2000	1999	2000	1999
Income
Dividends	$361,975	$158,996	$192,502	$89,889
Expenses
Mortality and expense risk
and administrative charges	74,822	38,918	27,066	7,275
Net investment income (expense)	287,153	120,078	165,436	82,614
Realized gain (loss)	3,691	6,143	(5,978)	(363)
Unrealized appreciation (depreciation)
during the period	(44,368)	121,242	(335,244)	(84,949)
Net increase (decrease) in net assets
from operations	246,476	247,463	(175,786)	(2,698)

Purchase payments from contract owners	603,877	3,991,501	1,115,170	1,380,576
Transfers between accounts	283,448	479,091	(52,724)	112,068
Contract terminations and annuity payouts	(396,650)	(327,916)	(315,411)	(108,892)
Other transfers to Keyport Benefit
Life Insurance Company	-	14	-	2
Net increase (decrease) in net assets from
contract transactions	490,675	4,142,690	747,035	1,383,754

Net assets at beginning of period	4,923,653	533,500	1,436,106	55,050

Net assets at end of period	$5,660,804	$4,923,653	$2,007,355	$1,436,106

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Colonial International		Liberty S&P 500
	Fund for Growth, VS (A)		Index Fund, VS (B) 2
	2000	1999	2000
Income
Dividends	$262,802	$14,023	$7,058
Expenses
Mortality and expense risk
and administrative charges	25,090	14,154	4,611
Net investment income (expense)	237,712	(131)	2,447
Realized gain (loss)	(4,622)	14,055	(3,878)
Unrealized appreciation (depreciation)
during the period	(650,632)	459,628	(103,949)
Net increase (decrease) in net assets
from operations	(417,542)	473,552	(105,380)

Purchase payments from contract owners	77,981	1,623,430	1,580,150
Transfers between accounts	119,738	103,978	289,657
Contract terminations and annuity payouts	(81,518)	(485,869)	(262,409)
Other transfers to Keyport Benefit
Life Insurance Company	-	5	-
Net increase (decrease) in net assets from
contract transactions	116,201	1,241,544	1,607,398

Net assets at beginning of period	1,988,508	273,412	-

Net assets at end of period	$1,687,167	$1,988,508	$1,502,018

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999
			Colonial Global
	Newport Tiger Fund, VS (A)		Equity Fund, VS (B) 1
	2000	1999	2000	1999
Income
Dividends	$10,730	$5,011	$-	$152
Expenses
Mortality and expense risk
and administrative charges	16,147	4,179	9,383	63
Net investment income (expense)	(5,417)	832	(9,383)	89
Realized gain (loss)	(7,015)	1,655	(1,591)	(1)
Unrealized appreciation (depreciation)
during the period	(214,764)	216,815	(164,931)	2,699
Net increase (decrease) in net assets
from operations	(227,196)	219,302	(175,905)	2,787

Purchase payments from contract owners	443,411	493,629	994,645	50,668
Transfers between accounts	235,163	112,889	253,651	6,741
Contract terminations and annuity payouts	(81,498)	(62,906)	(132,891)	(75)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	597,076	543,612	1,115,405	57,334

Net assets at beginning of period	818,875	55,961	60,121	-

Net assets at end of period	$1,188,755	$818,875	999,621	$60,121

1 Commencement of operations - July 1, 1999

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999
	Colonial International		Colonial US Growth &
	Horizons Fund, VS (B) 1		Income Fund, VS (B) 2
	2000	1999	2000
Income
Dividends	$-	$1,664	$64,451
Expenses
Mortality and expense risk
and administrative charges	9,256	334	1,915
Net investment income (expense)	(9,256)	1,330	62,536
Realized gain (loss)	(5,892)	218	(53)
Unrealized appreciation (depreciation)
during the period	(141,008)	17,021	(45,164)
Net increase (decrease) in net assets
from operations	(156,156)	18,569	17,319

Purchase payments from contract owners	702,244	222,989	743,945
Transfers between accounts	243,547	6,613	100,880
Contract terminations and annuity payouts	(194,399)	(6,680)	(82,888)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	751,392	222,922	761,937

Net assets at beginning of period	241,491	-	-

Net assets at end of period	$836,727	$241,491	$779,256

1 Commencement of operations - July 1, 1999

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999
	Colonial Small Cap		Colonial Strategic
	Value Fund, VS (A)		Income Fund, VS (B) 2
	2000	1999	2000
Income
Dividends	$7,795	$589	$60,739
Expenses
Mortality and expense risk
and administrative charges	9,159	1,833	2,502
Net investment income (expense)	(1,364)	(1,244)	58,237
Realized gain (loss)	6,427	104	(309)
Unrealized appreciation (depreciation)
during the period	111,559	27,737	(62,234)
Net increase (decrease) in net assets
from operations	116,622	26,597	(4,306)

Purchase payments from contract owners	357,557	306,229	778,349
Transfers between accounts	64,005	82,818	25,848
Contract terminations and annuity payouts	(191,126)	(9,787)	(176,263)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	230,436	379,260	627,934

Net assets at beginning of period	407,432	1,575	-

Net assets at end of period	$754,490	$407,432	$623,628

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Rydex Health	Colonial Small Cap
	Care Fund, VS (B) 2	Value Fund, VS (B) 2
	2000	2000
Income
Dividends	$-	$4,332
Expenses
Mortality and expense risk
and administrative charges	1,095	1,457
Net investment income (expense)	(1,095)	2,875
Realized gain (loss)	55	(226)
Unrealized appreciation (depreciation)
during the period	30,363	20,698
Net increase (decrease) in net assets
from operations	29,323	23,347

Purchase payments from contract owners	453,166	414,307
Transfers between accounts	78,609	40,385
Contract terminations and annuity payouts	(23,249)	(51,482)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	508,526	403,210

Net assets at beginning of period	-	-

Net assets at end of period	$537,849	$426,557

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Rydex Financial	Liberty All-Star
	Services Fund, VS (B) 2	Equity Fund, VS (B) 2
	2000	2000
Income
Dividends	$3,181	$16,599
Expenses
Mortality and expense risk
and administrative charges	687	781
Net investment income (expense)	2,494	15,818
Realized gain (loss)	(347)	(1,038)
Unrealized appreciation (depreciation)
during the period	23,021	(16,892)
Net increase (decrease) in net assets
from operations	25,168	(2,112)

Purchase payments from contract owners	308,625	283,932
Transfers between accounts	81,856	72,568
Contract terminations and annuity payouts	(13,083)	(56,127)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	377,398	300,373

Net assets at beginning of period	-	-

Net assets at end of period	$402,566	$298,261

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Crabbe Huson Real Estate		Colonial High Yield
	Investment Fund, VS (B) 1		Securities Fund, VS (B) 2
	2000	1999	2000
Income
Dividends	$13,135	$1,557	$21,558
Expenses
Mortality and expense risk
and administrative charges	2,020	63	735
Net investment income (expense)	11,115	1,494	20,823
Realized gain (loss)	3,845	6	5
Unrealized appreciation (depreciation)
during the period	8,173	(1,003)	(30,170)
Net increase (decrease) in net assets
from operations	23,133	497	(9,342)

Purchase payments from contract owners	160,583	48,471	200,772
Transfers between accounts	55,618	6,952	46,220
Contract terminations and annuity payouts	(44,123)	(127)	(5,578)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	172,078	55,296	241,414

Net assets at beginning of period	55,793	-	-

Net assets at end of period	$251,004	$55,793	$232,072

1 Commencement of operations - July 1, 1999

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Liberty Select	Newport Tiger
	Value Fund, VS (B) 2	Fund, VS (B) 2
	2000	2000
Income
Dividends	$1,496	$513
Expenses
Mortality and expense risk
and administrative charges	553	203
Net investment income (expense)	943	310
Realized gain (loss)	52	33
Unrealized appreciation (depreciation)
during the period	5,057	(6,538)
Net increase (decrease) in net assets
from operations	6,052	(6,195)

Purchase payments from contract owners	106,120	72,638
Transfers between accounts	44,581	16,770
Contract terminations and annuity payouts	(83)	(26,621)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	150,618	62,787

Net assets at beginning of period	-	-

Net assets at end of period	$156,670	$56,592

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Liberty Value	Liberty Newport Japan
	Fund, VS (B) 2	Opportunities Fund, VS (B) 2
	2000	2000
Income
Dividends	$554	$-
Expenses
Mortality and expense risk
and administrative charges	58	174
Net investment income (expense)	496	(174)
Realized gain (loss)	(4)	(237)
Unrealized appreciation (depreciation)
during the period	1,919	(12,514)
Net increase (decrease) in net assets
from operations	2,411	(12,925)

Purchase payments from contract owners	44,594	42,935
Transfers between accounts	5,487	13,106
Contract terminations and annuity payouts	(103)	(58)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	49,978	55,983

Net assets at beginning of period	-	-

Net assets at end of period	$52,389	$43,058

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

		Wanger US
	Wanger Twenty Fund 4	Small Cap Fund 4
	2000	2000
Income
Dividends	$-	$-
Expenses
Mortality and expense risk
and administrative charges	6	7
Net investment income (expense)	(6)	(7)
Realized gain (loss)	-	-
Unrealized appreciation (depreciation)
during the period	485	334
Net increase (decrease) in net assets
from operations	479	327

Purchase payments from contract owners	14,987	4,892
Transfers between accounts	3,802	4,598
Contract terminations and annuity payouts	-	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) net assets from
contract transactions	18,789	9,490

Net assets at beginning of period	-	-

Net assets at end of period	$19,268	$9,817

4 Commencement of operations - October 16, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Wanger International	Wanger Foreign
	Small Cap Fund 4	Forty Fund 4
	2000	2000
Income
Dividends	$-	$-
Expenses
Mortality and expense risk
and administrative charges	3	1
Net investment income (expense)	(3)	(1)
Realized gain (loss)	-	-
Unrealized appreciation (depreciation)
during the period	(133)	14
Net increase (decrease) in net assets
from operations	(136)	13

Purchase payments from contract owners	1,526	-
Transfers between accounts	1,263	1,333
Contract terminations and annuity payouts	-	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	2,789	1,333

Net assets at beginning of period	-	-

Net assets at end of period	$2,653	$1,346

4 Commencement of operations - October 16, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	SteinRoe Growth		SteinRoe
	Stock Fund, VS (A)		Balanced Fund, VS (A)
	2000	1999	2000	1999
Income
Dividends	$1,916,170	$44,243	$982,821	$234,491
Expenses
Mortality and expense risk
and administrative charges	233,175	63,737	200,053	92,717
Net investment income (expense)	1,682,995	(19,494)	782,768	141,774
Realized gain (loss)	(39,050)	6,915	11,379	2,947
Unrealized appreciation (depreciation)
during the period	(4,723,890)	1,926,988	(1,154,722)	804,467
Net increase (decrease) in net assets
from operations	(3,079,945)	1,914,409	(360,575)	949,188

Purchase payments from contract owners	7,439,772	7,761,494	5,101,319	12,394,484
Transfers between accounts	3,815,978	1,105,786	515,655	885,117
Contract terminations and annuity payouts	(1,916,593)	(719,265)	(2,802,620)	(2,553,128)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	9,339,157	8,148,015	2,814,354	10,726,473

Net assets at beginning of period	10,691,375	628,951	12,824,422	1,148,761

Net assets at end of period	$16,950,587	$10,691,375	$15,278,201	$12,824,422

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	SteinRoe Money		SteinRoe Mortgage
	Market Fund, VS (A)		Securities Fund, VS (A)
	2000	1999	2000	1999
Income
Dividends	$647,157	$211,250	$217,219	$83,499
Expenses
Mortality and expense risk
and administrative charges	149,905	59,140	52,372	34,272
Net investment income (expense)	497,252	152,110	164,847	49,227
Realized gain (loss)	-	-	2,450	(334)
Unrealized appreciation (depreciation)
during the period	-	-	185,663	(53,677)
Net increase (decrease) in net assets
from operations	497,252	152,110	352,960	(4,784)

Purchase payments from contract owners	8,052,225	9,119,926	465,523	2,244,257
Transfers between accounts	341,444	(199,119)	131,306	586,202
Contract terminations and annuity payouts	(3,368,191)	(2,655,790)	(246,020)	(462,734)
Other transfers to Keyport Benefit
Life Insurance Company	-	51,009	-	-
Net increase (decrease) in net assets from
contract transactions	5,025,478	6,316,026	350,809	2,367,725

Net assets at beginning of period	8,421,058	1,952,922	3,437,469	1,074,528

Net assets at end of period	$13,943,788	$8,421,058	$4,141,238	$3,437,469

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	SteinRoe Growth	SteinRoe
	Stock Fund, VS (B) 2	Balanced Fund, VS (B) 2
	2000	2000
Income
Dividends	$-	$-
Expenses
Mortality and expense risk
and administrative charges	13,279	6,754
Net investment income (expense)	(13,279)	(6,754)
Realized gain (loss)	(25)	(1,422)
Unrealized appreciation (depreciation)
during the period	(602,071)	(61,733)
Net increase (decrease) in net assets
from operations	(615,375)	(69,909)

Purchase payments from contract owners	4,471,664	1,925,095
Transfers between accounts	510,533	217,964
Contract terminations and annuity payouts	(591,497)	(353,977)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	4,390,700	1,789,082

Net assets at beginning of period	-	-

Net assets at end of period	$3,775,325	$1,719,173

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	SteinRoe Mortgage	SteinRoe Small
	Securities Fund, VS (B) 2	Company Growth Fund, VS (A)
	2000	2000	1999
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	2,977	8,946	3,115
Net investment income (expense)	(2,977)	(8,946)	(3,115)
Realized gain (loss)	725	11,636	1,974
Unrealized appreciation (depreciation)
during the period	32,669	(116,061)	136,268
Net increase (decrease) in net assets
from operations	30,417	(113,371)	135,127

Purchase payments from contract owners	799,825	47,280	208,358
Transfers between accounts	110,709	362,413	22,888
Contract terminations and annuity payouts	(126,080)	(19,990)	(15,265)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	784,454	389,703	215,981

Net assets at beginning of period	-	416,797	65,689

Net assets at end of period	$814,871	$693,129	$416,797

2 Commencement of operations - June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Operations and Changes in Net Assets

For the Years Ended December 31, 2000 and 1999

	Total	Total
	2000	1999
Income
Dividends	$14,333,128	$5,258,554
Expenses
Mortality and expense risk
and administrative charges	2,443,477	936,994
Net investment income (expense)	11,889,651	4,321,560
Realized gain (loss)	(55,962)	102,799
Unrealized appreciation (depreciation)
during the period	(31,297,954)	10,194,955
Net increase (decrease) in net assets
from operations	(19,464,265)	14,619,314

Purchase payments from contract owners	90,849,237	109,048,419
Transfers between accounts	24,964,047	12,467,539
Contract terminations and annuity payouts	(28,000,079)	(17,411,099)
Other transfers to Keyport Benefit
Life Insurance Company	9,001	42,746
Net increase (decrease) in net assets from
contract transactions	87,822,206	104,147,605

Net assets at beginning of period	134,010,680	15,243,761

Net assets at end of period	$202,368,621	$134,010,680

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements

December 31, 2000

1. Organization

The Variable Account A (the "Variable Account") is a segregated investment account of Keyport Benefit Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers eight contracts: Keyport Advisor, Keyport Advisor Vista, Keyport Advisor Optima, Keyport Charter, Keyport Vista, Keyport Optima and Keyport Exeter (formerly Manning & Napier), distinguished principally by the level of expenses, surrender charges, and eligible fund options. The eight contracts and their respective eligible fund options are as follows:

Keyport Advisor Variable Annuity	Keyport Advisor Vista Variable Annuity

Alger American Fund:	AIM Variable Insurance Funds, Inc.:
Alger American Growth Portfolio	AIM VI Growth Fund - KG16
Alger American Small Capitalization	AIM VI International Equity Fund - KG12
Portfolio	AIM VI Capital Appreciation Fund - KG17

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - IC	MFS Emerging Growth Series - IC
MFS Research Series - IC	MFS Research Series - IC
MFS Bond Series - IC

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Mortgage Securities Fund, VS (A)	SteinRoe Small Company Growth Fund, VS (A)
SteinRoe Small Company Growth Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Liberty Value Fund, VS (A)	Liberty Value Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Colonial Strategic Income Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Fund for Growth, VS (A)	Colonial High Yield Securities Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Premier Growth Portfolio (A)	Alliance Premier Growth Portfolio (A)
Alliance Global Bond Portfolio (A)	Alliance Global Bond Portfolio (A)
Alliance Growth and Income Portfolio (A)
Alliance Real Estate Investment Portfolio (A)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Advisor Charter Variable Annuity	Keyport Advisor Optima Variable Annuity

AIM Variable Insurance Funds, Inc.:	AIM Variable Insurance Funds, Inc.:
AIM VI Value Fund - KG18	AIM VI Value Fund - KG18
AIM VI Capital Appreciation Fund - KG17	AIM VI Growth Fund - KG16
AIM VI Capital Appreciation Fund - KG17

Alger American Fund:	Mitchell Hutchins Trust:
Alger American Growth Portfolio	Mitchell Hutchins Growth Portfolio (I)
Alger American Small Capitalization	Mitchell Hutchins Tactical Allocation Portfolio (I)
Portfolio	Mitchell Hutchins Global Equity Portfolio (I)
Mitchell Hutchins Growth & Income Portfolio (I)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Premier Growth Portfolio (B)	Alliance Global Bond Portfolio (B)
Alliance Global Bond Portfolio (B)	Alliance Growth and Income Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)

Franklin Templeton:	Franklin Templeton:
Templeton Developing Markets Sec Fund 2	Templeton Developing Markets Sec Fund 2

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)
Colonial High Yield Securities Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial International Horizons Fund, VS (B)
Colonial Small Cap Value Fund, VS (A)	Crabbe Huson Real Estate
Colonial International Horizons Fund, VS (B)	Investment Fund, VS (B)
Colonial Global Equity Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Mortgage Securities Fund, VS (A)	SteinRoe Mortgage Securities Fund, VS (A)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

Keyport Charter Variable Annuity (offered in 2000)	Keyport Vista Variable Annuity (offered in 2000)

AIM Variable Insurance Funds, Inc.:	AIM Variable Insurance Funds, Inc.:
AIM VI Capital Appreciation Fund - KG17	AIM VI Capital Appreciation Fund - KG17
AIM VI International Equity - KG12	AIM VI International Equity - KG12
AIM VI Value Fund - KG18	AIM VI Value Fund - KG18

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (B)	SteinRoe Balanced Fund, VS (B)
SteinRoe Mortgaged Securities Fund, VS (B)	SteinRoe Mortgaged Securities Fund, VS (B)
SteinRoe Growth Stock Fund, VS (B)	SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial High Yield Securities Fund, VS (B)	Colonial High Yield Securities Fund, VS (B)
Colonial Small Cap Value Fund, VS (B)	Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)	Colonial Strategic Income Fund, VS (B)
Colonial U.S. Growth and Income Fund, VS (B)	Colonial U.S. Growth and Income Fund, VS (B)
Crabbe Huson Real Estate Investment	Crabbe Huson Real Estate Investment
Fund, VS (B)	Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)	Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunities Fund, VS (B)	Liberty Newport Japan Opportunities Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)	Liberty Select Value Fund, VS (B)
Liberty Value Fund, VS (B)	Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)	Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)	Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)	Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund	Wanger Foreign Forty Fund
Wanger International Small Cap Fund	Wanger International Small Cap Fund
Wanger Twenty Fund	Wanger Twenty Fund
Wanger US Small Cap Fund	Wanger US Small Cap Fund

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Growth & Income Portfolio (B)	Alliance Growth & Income Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Premier Growth Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)	Alliance Worldwide Privatization Portfolio (B)

Fidelity VIP Funds:	Fidelity VIP Funds:
Fidelity VIP Equity Income Fund - SC2	Fidelity Equity Income Fund - SC2
Fidelity VIP III Growth Opportunities Fund - SC2	Fidelity VIP III Growth Opportunities Fund - SC2

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity (continued)	Keyport Vista Variable Annuity (continued)

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - SC	MFS Emerging Growth Series - SC
MFS Growth Series - SC	MFS Growth Series - SC
MFS Growth with Income Series - SC	MFS Growth with Income Series - SC
MFS New Discovery Series - SC	MFS New Discovery Series - SC

Rydex Variable Trust:	Rydex Variable Trust:
Rydex OTC Fund	Rydex OTC Fund

Keyport Optima Variable Annuity (offered in 2000)

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Fund - KG17	Alliance Growth & Income Portfolio (B)
AIM VI International Equity Fund - KG12	Alliance Premier Growth Portfolio (B)
AIM VI Value Fund - KG18

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
SteinRoe Money Market Fund, VS(A)	MFS Emerging Growth Series - SC
SteinRoe Balanced Fund, VS (B)	MFS Growth Series - SC
SteinRoe Mortgaged Securities Fund, VS (B)	MFS Growth with Income Series - SC
SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Mitchell Hutchins Trust:
Colonial High Yield Securities Fund, VS (B)	Mitchell Hutchins Global Equity Portfolio (I)
Colonial Small Cap Value Fund, VS (B)	Mitchell Hutchins Growth Portfolio (I)
Colonial Strategic Income Fund, VS (B)	Mitchell Hutchins Growth & Income Portfolio (I)
Crabbe Huson Real Estate Investment	Mitchell Hutchins Tactical Allocation Portfolio (I)
Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)
Newport Tiger Fund, VS (B)

Keyport Exeter Variable Annuity (offered in 2000)

Exeter Insurance Fund, Inc:	SteinRoe Variable Investment Trust (SRVIT):
Exeter Maximum Horizon Fund	SteinRoe Money Market Fund, VS (A)
Exeter Moderate Growth Fund
Exeter Growth Fund

On June 1, 2000, the fund name of Colonial Growth & Income Fund was changed to Liberty Value Fund, VS(A).

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

2. Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the State of New York. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company does not anticipate any tax liability resulting from the operations of the Variable Account. Therefore, a provision for income taxes has not been provided.

3. Expenses

Keyport Advisor, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter and Keyport Optima

There are not any sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of the contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of the contract value.

Optional riders are available for Keyport Advisor Charter and Keyport Advisor Optima. If elected, a yearly charge of 0.35% for a guaranteed income benefit rider, 0.05% for an enhanced death benefit (if purchased with the guaranteed income benefit rider) and 0.10% for an enhanced death benefit (if purchased without the guaranteed income benefit rider) are deducted.

Keyport Advisor Vista Variable and Keyport Vista

There are not any sales charges at the time of purchase, contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of the contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of the contract value.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

3. Expenses (continued)

Keyport Exeter

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

4. Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation (LASC), an affiliate of the Company, is the investment advisor to the LVIT. Colonial Management Associates, Inc., an affiliate of Company, is the investment sub-advisor to the LVIT. Keyport Financial Services Corp., a wholly owned subsidiary of LASC, is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is based upon the asset level of the mutual funds.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values

A summary of the accumulation unit values at December 31, 2000 and 1999 and the accumulation units and dollar value outstanding at December 31, 2000 are as follows:

	1999		2000
	Unit	Unit
	Value	Value	Units	Dollars
AIM VI Value Fund - KG18
Keyport Advisor Charter	$11.272026	$9.488402	520,964.4526	$4,943,120

AIM VI Growth Fund - KG16
Keyport Advisor Vista	15.758600	12.357180	98,892.4113	1,222,031

AIM VI International Equity Fund - KG12
Keyport Advisor Vista	15.286602	11.095271	174,386.1936	1,934,862

AIM VI Capital Appreciation Fund - KG17
Keyport Advisor Vista	15.818110	13.898187	227,127.2867	3,156,658

Alger American Growth Portfolio
Keyport Advisor	23.647189	19.875524	559,483.8761	11,120,035

Alger American Small Capitalization Portfolio
Keyport Advisor	17.941512	12.881699	199,085.2622	2,564,556

Alliance Premier Growth Portfolio (A)
Keyport Advisor	25.635815	21.091269	782,062.2420	16,494,685

Alliance Premier Growth Portfolio (B)
Keyport Advisor Charter	11.492244	9.432312	834,157.0323	7,868,029

Alliance Technology Portfolio (B)
Keyport Advisor Charter	14.920432	11.525363	445,955.5715	5,139,800

Alliance Growth and Income Portfolio (A)
Keyport Advisor Vista	11.964979	13.439056	187,236.0702	2,516,276

Alliance Global Bond Portfolio (A)
Keyport Advisor	10.223508	10.200933	239,010.2377	2,438,127

Alliance Growth and Income Portfolio (B)
Keyport Advisor Optima	9.557132	10.706953	125,015.9768	1,338,540

Alliance Global Bond Portfolio (B)
Keyport Advisor Charter	10.138145	10.096031	38,444.4336	388,136

Alliance Real Estate Investment Portfolio (A)
Keyport Advisor Vista	8.439990	10.545168	19,039.9549	200,780

Alliance Worldwide Privatization Portfolio (B)
Keyport Charter	-	8.273973	1,850.5529	15,311

Fidelity VIP Equity Income Fund - SC2
Keyport Charter	-	10.761154	83,469.5998	898,229

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)
	1999		2000
	Unit	Unit
	Value	Value	Units	Dollars
Fidelity VIP III Growth Opportunities Fund - SC2
Keyport Charter	$-	$8.333497	70,013.7670	$583,460

Templeton Developing Markets Sec Fund 2
Keyport Advisor Charter	10.514681	7.046956	28,836.2719	203,208

MFS Emerging Growth Series - IC
Keyport Advisor	26.934484	21.355215	230,738.6205	4,927,473

MFS Research Series - IC
Keyport Advisor	17.616518	16.531125	269,275.6396	4,451,429

MFS Emerging Growth Series - SC
Keyport Charter	-	21.340401	50,195.9976	1,071,203

MFS Bond Series - IC
Keyport Advisor Vista	9.940741	10.707167	94,131.8437	1,007,885

MFS Growth Series - SC
Keyport Charter	-	8.795111	74,854.6876	658,355

MFS Growth with Income Series - SC
Keyport Charter	-	9.677660	48,374.8885	468,156

MFS New Discovery Series - SC
Keyport Charter	-	9.108587	55,893.6990	509,113

Mitchell Hutchins Tactical Allocation Portfolio (I)
Keyport Advisor Optima	10.469298	10.104966	5,600.1871	56,590

Mitchell Hutchins Growth & Income Portfolio (I)
Keyport Advisor Optima	10.509119	9.869164	1,044.5815	10,309

Mitchell Hutchins Global Equity Portfolio (I)
Keyport Advisor Optima	11.164623	9.957734	1,457.5858	14,514

Mitchell Hutchins Growth Portfolio (I)
Keyport Advisor Optima	11.961619	9.527353	405.7120	3,865

Rydex OTC Fund
Keyport Charter	-	5.825796	25,981.4970	151,363

Colonial U.S. Growth & Income Fund, VS(A)
Keyport Advisor	27.196081	27.788412	434,096.4908	12,062,852

Liberty Value Fund, VS (A)
Keyport Advisor	22.079285	25.352693	420,835.7471	10,669,319

Colonial Strategic Income Fund, VS (A)
Keyport Advisor	14.291029	14.101909	627,452.8100	8,848,282

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)
	1999		2000
	Unit	Unit
	Value	Value	Units	Dollars
SteinRoe Global Utilities Fund, VS (A)
Keyport Advisor	$22.736744	$19.464675	283,525.3484	$5,518,729

Liberty All-Star Equity Fund, VS (A)
Keyport Advisor Vista	12.608901	13.203161	401,772.0858	5,304,662

Colonial High Yield Securities Fund, VS (A)
Keyport Advisor Vista	9.654958	8.865879	212,718.5173	1,885,937

Colonial International Fund for Growth Fund, VS (A)
Keyport Advisor	14.919035	11.995720	106,253.3533	1,274,585

Liberty S&P 500 Index Fund, VS (B)
Keyport Charter	-	8.925970	147,958.4096	1,320,672

Newport Tiger Fund, VS (A)
Keyport Advisor	13.034893	10.845661	102,273.0578	1,109,219

Colonial Global Equity Fund, VS (B)
Keyport Advisor Charter	10.605447	8.800007	103,955.7246	914,811

Colonial International Horizons Fund, VS (B)
Keyport Advisor Charter	11.683718	9.266803	79,024.8033	732,307

Colonial U.S. Growth & Income Fund, VS(B)
Keyport Charter	-	27.774424	25,244.9743	701,165

Colonial Small Cap Value Fund, VS (A)
Keyport Advisor Vista	8.992979	10.543669	60,017.1951	632,801

Colonial Strategic Income Fund, VS (B)
Keyport Charter	-	14.074909	33,431.2165	470,541

Rydex Health Care Fund, VS (B)
Keyport Charter	-	11.080013	46,499.9083	515,220

Colonial Small Cap Value Fund, VS (B)
Keyport Charter	-	10.543674	38,535.4259	406,305

Rydex Financial Services Fund, VS (B)
Keyport Charter	-	12.120670	32,026.4569	388,182

Liberty All-Star Equity Fund, VS (B)
Keyport Charter	-	13.213584	19,507.2184	257,760

Crabbe Huson Real Estate Investment Fund, VS (B)
Keyport Advisor Charter	8.908559	10.198222	21,983.8311	224,196

Colonial High Yield Securities Fund, VS (B)
Keyport Charter	-	8.844888	25,707.9551	227,384

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)
	1999		2000
	Unit	Unit
	Value	Value	Units	Dollars
Liberty Select Value Fund, VS (B)
Keyport Charter	$-	$10.529745	14,878.7692	$156,670

Newport Tiger Fund, VS (B)
Keyport Charter	-	10.887689	3,497.4434	38,079

Liberty Value Fund, VS (B)
Keyport Charter	-	25.303098	2,070.4528	52,389

Liberty Newport Japan Opportunities Fund, VS (B)
Keyport Charter	-	6.745619	6,383.0526	43,058

Wanger Twenty Fund
Keyport Charter	-	10.392612	1,853.9642	19,268

Wanger US Small Cap Fund
Keyport Charter	-	10.541409	931.2734	9,817

Wanger International Small Cap Fund
Keyport Charter	-	8.931027	297.0862	2,653

Wanger Foreign Forty Fund
Keyport Charter	-	9.697009	138.8242	1,346

SteinRoe Growth Stock Fund, VS (A)
Keyport Advisor	60.540522	52.531714	295,840.8706	15,541,028

SteinRoe Balanced Fund, VS (A)
Keyport Advisor	30.197093	29.459745	412,525.0954	12,152,884

SteinRoe Money Market Fund, VS (A)
Keyport Advisor	14.762002	15.436578	736,915.7745	11,375,458

SteinRoe Mortgage Securities Fund, VS (A)
Keyport Advisor	18.762170	20.526080	180,385.3531	3,702,604

SteinRoe Growth Stock Fund, VS (B)
Keyport Charter	-	52.458436	63,952.5536	3,354,851

SteinRoe Balanced Fund, VS (B)
Keyport Charter	-	29.423711	48,958.4378	1,440,539

SteinRoe Mortgage Securities Fund, VS (B)
Keyport Charter	-	20.470221	37,009.3642	757,590

SteinRoe Small Company Growth Fund, VS (A)
Keyport Advisor	37.025224	34.541388	19,407.4657	670,361

			10,540,852.4435	$179,139,624

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2000 are shown below:

	Purchases	Sales

AIM VI Value Fund - KG18	$6,289,265	$980,310

AIM VI Capital Appreciation Fund - KG17	5,336,898	1,314,739

AIM VI International Equity Fund - KG12	2,923,328	526,800

AIM VI Growth Fund - KG16	1,089,585	143,157

Alger American Growth Portfolio	8,104,187	1,767,485

Alger American Small Capitalization Portfolio	4,372,732	1,002,583

Alliance Premier Growth Portfolio (A)	6,855,003	2,755,980

Alliance Premier Growth Portfolio (B)	11,101,810	2,138,102

Alliance Technology Portfolio (B)	8,516,172	1,244,388

Alliance Growth and Income Portfolio (A)	1,374,048	358,082

Alliance Global Bond Portfolio (A)	858,143	443,964

Alliance Growth and Income Portfolio (B)	1,503,124	169,560

Alliance Global Bond Portfolio (B)	498,825	98,697

Alliance Real Estate Investment Portfolio (A)	118,500	46,503

Alliance Worldwide Privatization Portfolio (B)	19,476	2,405

Fidelity VIP Equity Income Fund - SC2	933,643	39,836

Fidelity VIP III Growth Opportunities Fund - SC2	706,386	47,408

Templeton Developing Markets Sec Fund 2	371,146	115,513

MFS Emerging Growth Series - IC	2,739,275	900,442

MFS Research Series - IC	1,609,602	930,264

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)
	Purchases	Sales

MFS Emerging Growth Series - SC	$1,538,800	$150,320

MFS Bond Series - IC	423,085	537,828

MFS Growth Series - SC	752,088	29,246

MFS Growth with Income Series - SC	829,178	189,302

MFS New Discovery Series - SC	573,030	46,027

Mitchell Hutchins Tactical Allocation Portfolio (I)	108,291	40,975

Mitchell Hutchins Growth & Income Portfolio (I)	43,983	17,678

Mitchell Hutchins Global Equity Portfolio (I)	14,361	62

Mitchell Hutchins Growth Portfolio (I)	13,313	8,418

Rydex OTC Fund	420,923	107,742

Colonial U.S. Growth & Income Fund, VS (A)	5,916,949	2,649,444

Liberty Value Fund, VS (A)	1,656,693	2,114,447

Colonial Strategic Income Fund, VS (A)	3,781,966	2,423,449

SteinRoe Global Utilities Fund, VS (A)	4,198,207	769,587

Liberty All-Star Equity Fund, VS (A)	1,527,622	749,795

Colonial High Yield Securities Fund, VS (A)	1,647,093	734,622

Colonial International Fund for Growth, VS (A)	694,787	340,873

Liberty S&P 500 Index Fund, VS (B)	1,855,513	245,667

Newport Tiger Fund, VS (A)	901,285	309,626

Colonial Global Equity Fund, VS (B)	1,253,071	147,049

Colonial International Horizons Fund, VS (B)	996,113	253,977

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)
	Purchases	Sales

Colonial U.S. Growth & Income Fund, VS (B)	$884,349	$59,877

Colonial Small Cap Value Fund, VS (A)	492,069	262,998

Colonial Strategic Income Fund, VS (B)	870,124	183,952

Rydex Health Care Fund, VS (B)	528,803	21,371

Colonial Small Cap Value Fund, VS (B)	442,076	35,990

Rydex Financial Services Fund, VS (B)	397,182	17,290

Liberty All-Star Equity Fund, VS (B)	378,036	61,844

Crabbe Huson Real Estate Investment Fund, VS (B)	299,998	116,806

Colonial High Yield Securities Fund, VS (B)	268,786	6,550

Liberty Select Value Fund, VS (B)	156,116	4,556

Newport Tiger Fund, VS (B)	81,938	18,841

Liberty Value Fund, VS (B)	53,921	3,447

Liberty Newport Japan Opportunities Fund, VS (B)	59,283	3,474

Wanger Twenty Fund	18,782	-

Wanger US Small Cap Fund	9,483	-

Wanger International Small Cap Fund	2,787	-

Wanger Foreign Forty Fund	1,332	-

SteinRoe Growth Stock Fund, VS (A)	12,802,158	1,780,008

SteinRoe Balanced Fund, VS (A)	8,425,470	4,828,348

SteinRoe Money Market Fund, VS (A)	15,654,685	10,131,955

SteinRoe Mortgage Securities Fund, VS (A)	1,246,202	730,548

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)
	Purchases	Sales

SteinRoe Growth Stock Fund, VS (B)	$4,592,741	$215,320

SteinRoe Balanced Fund, VS (B)	2,075,206	292,876

SteinRoe Mortgage Securities Fund, VS (B)	940,611	159,133

SteinRoe Small Company Growth Fund, VS (A)	598,581	217,827

	$145,748,218	$46,045,363

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

Report of Independent Auditors

The Board of Directors

Keyport Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Keyport Benefit Life Insurance Company as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, capital and deficit, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Keyport Benefit Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Benefit Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for the years then ended, in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.

/s/ERNST & YOUNG LLP

March 23, 2001

Keyport Benefit Life Insurance Company

Balance Sheets-Statutory Basis

	December 31
	2000	1999
	(In Thousands)
Admitted assets

Cash and invested assets:
Bonds	$500,183	$151,430
Preferred stocks	1,830	-
Cash	47,252	23,219
Total cash and invested assets	549,265	174,649

Due from separate accounts	9,435	6,121
Accrued investment income	7,558	2,533
Other assets	160	1,139
Separate account assets	203,511	135,471

Total admitted assets	$769,929	$319,913

Liabilities, capital and deficit

Liabilities:
Reserves for future policy benefits	$510,729	$159,797
Policy and contract claims	1,734	357
Total policy and contract liabilities	512,463	160,154

Accounts payable and accrued expenses	3,335	144
Other liabilities	5,832	354
Remittances and items not allocated	5,391	2,263
Separate account liabilities	203,511	135,471
Total liabilities	730,532	298,386

Capital and deficit:
Common stock, $2.00 par value; authorized 1,000 shares;
issued and outstanding 1,000 shares	2,000	2,000
Paid-in surplus	60,000	25,000
Unassigned deficit	(22,603)	(5,473)
Total capital and deficit	39,397	21,527

Total liabilities, capital and deficit	$769,929	$319,913

See accompanying notes.

Keyport Benefit Life Insurance Company

Statements of Operations-Statutory Basis

	Year ended December 31
	2000	1999
	(In Thousands)

Revenues:
Premiums and annuity considerations	$371,738	$137,950
Deposit-type funds	74,840	96,194
Considerations for supplementary contracts	15,400	12,925
Separate account fee income	2,467	998
Net investment income	23,955	7,030
Other revenues	174	51

Total revenues	488,574	255,148

Benefits and expenses:
Increase in reserves for future policy benefits	350,942	118,829
Surrender benefits	23,633	13,002
Annuity benefits	21,447	14,543
Other benefits	63	24
	396,085	146,398
Other operating expenses:
Commissions	24,746	13,424
General insurance expenses	1,365	1,615
Taxes, licenses and fees	477	11
Net transfers to separate accounts	84,235	97,999

Total benefits and expenses	506,908	259,447

Loss before federal income tax (benefit) expense
and net realized investment losses	(18,334)	(4,299)

Federal income tax (benefit) expense	(1,788)	269

Loss before net realized investment losses	(16,546)	(4,568)

Net realized investment losses	(184)	-

Net loss	$ (16,730)	$ (4,568)

See accompanying notes.

Keyport Benefit Life Insurance Company

Statements of Capital and Deficit-Statutory Basis

				Total
	Common	Paid-in	Unassigned	Capital and
	Stock	Surplus	Deficit	Deficit
(In Thousands)

Balances at January 1, 1999	$2,000	$10,000	$ (269)	$ 11,731

Net loss			(4,568)	(4,568)
Change in nonadmitted assets			(184)	(184)
Change in asset valuation reserve			(232)	(232)
Prior year taxes			(220)	(220)
Capital contribution		15,000		15,000

Balances at December 31, 1999	2,000	25,000	(5,473)	21,527

Net loss			(16,730)	(16,730)
Change in nonadmitted assets			(189)	(189)
Change in asset valuation reserve			(728)	(728)
Prior year taxes			517	517
Capital contribution		35,000		35,000

Balances at December 31, 2000	$2,000	$60,000	$(22,603)	$ 39,397

See accompanying notes.

Keyport Benefit Life Insurance Company

Statements of Cash Flow-Statutory Basis

	Year ended December 31
	2000	1999
	(In Thousands)
Operations:
Premiums and annuity considerations	$ 461,978	$ 247,072
Net investment income received	18,947	5,336
Benefits paid	(43,766)	(27,274)
Commissions and other expenses	(26,552)	(14,980)
Net transfers to separate accounts	(87,549)	(103,252)
Separate account fee income	2,467	998
Other revenues received less other expenses	691	51
Federal income taxes recovered	5,153	474
Net cash provided by operations	331,369	108,425

Investment activities:
Proceeds from sales, maturities or repayments of bonds	40,715	41,061
Cost of bonds acquired	(387,234)	(180,624)
Net cash used in investment activities	(346,519)	(139,563)

Financing and other activities:
Capital contribution received	35,000	15,000
Other applications, net	4,183	(29)
Net cash provided by financing and other activities	39,183	14,971

Net increase (decrease) in cash	24,033	(16,167)
Cash:
Beginning of year	23,219	39,386

End of year	$ 47,252	$ 23,219

See accompanying notes.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2000

1. Organization

Keyport Benefit Life Insurance Company (the Company) is a wholly-owned subsidiary of Keyport Life Insurance Company (Keyport Life). Keyport Life is a wholly-owned subsidiary of Liberty Financial Companies, Incorporated (Liberty Financial), which is a majority-owned, indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). The Company is licensed in the State of New York and offers fixed and variable annuities and accident and health policies.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the New York State Insurance Department. These practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances between statutory and GAAP are as follows: (a) the costs related to acquiring and renewing business are charged to current operations as incurred rather than deferred and amortized over the premium-paying period or in proportion to the present value of estimated gross profits; (b) policy reserves are based on statutory mortality and interest requirements rather than full account value; (c) deferred federal income taxes are not provided for the difference between the financial reporting and tax bases of assets and liabilities for statutory purposes, whereas, they are required for GAAP; (d) certain assets designated as "nonadmitted assets" (principally furniture and equipment, leasehold improvements and certain agents' debit balances) have been excluded from the balance sheet through a charge to surplus; (e) bonds are generally carried at amortized cost irrespective of the Company's investment portfolio activity; (f) the asset valuation reserve (AVR), which is in nature a contingency reserve for possible losses on investments, is recorded as a liability through a charge to surplus; and (g) the interest maintenance reserve (IMR), which is designed to include deferred realized gains and losses (net of applicable federal income taxes) due to interest rate changes on investments, is also recorded as a liability. These deferred net realized investment gains or losses are amortized into future income generally over the original period to maturity of the assets sold.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Permitted Statutory Accounting Practices

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. Currently, "prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's Accounting Practices and Procedures Manual and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. New York Insurance Department has adopted the provisions of the revised manual except for prescribed guidance regarding the admissibility of income tax related receivables and all requirements related to deferred tax assets and deferred tax liabilities. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, as modified by the New York Insurance Department, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and deficit as of the adoption.

Investments

All investments are valued in accordance with guidelines provided by the NAIC. Bonds are carried at amortized cost, except for those bonds in or near default, which are recorded at the lower of amortized cost or fair value. Realized investment gains and losses are calculated on a first-in, first-out basis. Equity securities of nonaffiliated companies are carried at fair value.

For the mortgage-backed bond portion of the bond portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Investments (continued)

Net realized investment gains or losses include gains on sales of equity securities and credit-related gains and losses on fixed maturities, net of applicable federal income taxes. Interest-related realized investment gains or losses are deferred in the IMR and amortized under the grouped method. The grouped method classifies realized investment gains and losses, net of applicable taxes, according to the number of calendar years to expected maturity. The groupings are in bands of five calendar years, with amortization factors for each band provided by the NAIC's Securities Valuation Office.

Separate Accounts

Separate account assets, which are valued at fair value, consist principally of investments in mutual funds and are included as a separate caption in the balance sheet. The policyholders bear the investment risk. Investment income and changes in asset values related to policyholders are fully allocated to variable annuity and variable life policyholders and, therefore, do not affect the operating results of the Company. The Company provides administrative services and bears the mortality risk related to these contracts. The statement of operations includes the premiums, benefits and other items (including transfers to and from the separate account) arising from the operations of the separate account.

Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

Bonds: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, the estimated fair values are determined using values from independent pricing services or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the securities.

Reserves for Future Policy Benefits: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Investments

Bonds

The carrying value and fair value of investments in bonds as of December 31, 2000 and 1999 are as follows (in thousands):

	December 31, 2000
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

U.S. Treasury securities	$ 4,921	$ 3	$ (70)	$ 4,854
Mortgage backed securities of
U.S. government corporations
and agencies	43,426	644	(39)	44,031
Corporate securities	332,926	7,562	(2,564)	337,924
Other mortgage-backed securities	47,350	2,011	(32)	49,329
Asset-backed securities	71,560	1,514	(362)	72,712

	$500,183	$11,734	$(3,067)	$508,850
	December 31, 1999
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

U.S. Treasury securities	$ 8,395	$ 99	$ (348)	$ 8,146
Mortgage backed securities of
U.S. government corporations
and agencies	9,698	-	(169)	9,529
Corporate securities	92,141	35	(2,725)	89,451
Other mortgage-backed securities	8,025	-	(208)	7,817
Asset-backed securities	33,171	22	(1,097)	32,096

	$151,430	$ 156	$(4,547)	$147,039

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Contractual Maturities

The carrying value and fair value of bonds by contractual maturity as of December 31, 2000 are as follows (in thousands):

	December 31, 2000
	Carrying	Fair
	Value	Value

Due in one year or less	$ 11,283	$ 11,259
Due after one year through five years	214,598	216,683
Due after five years through ten years	65,974	67,348
Due after ten years through twenty years	26,953	28,175
Due after twenty years	19,039	19,313
Mortgage and asset backed	162,336	166,072

Total bonds	$500,183	$508,850

At December 31, 2000 and 1999, bonds with an amortized cost of $500,000 and $486,954, respectively, were on deposit with state insurance departments to satisfy regulatory authorities.

Net Investment Income

Net investment income is summarized as follows (in thousands):

	Year ended December 31
	2000	1999

Bonds	$22,497	$6,502
Cash and short-term investments	1,754	603
Gross investment income	24,251	7,105
Investment expenses	251	62
	24,000	7,043
Amortization of interest maintenance reserve	(45)	(13)

Net investment income	$23,955	$7,030

There were no nonincome-producing bonds as of December 31, 2000 and 1999.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Net Realized Investment (Losses) Gains

Net realized investment (losses) gains are as follows (in thousands):

	Year ended December 31
	2000	1999
Bonds:
Gross gains	$ 436	$ 37
Gross losses	(673)	(366)
	(237)	(329)
Federal income tax benefit	(53)	(115)
	(184)	(214)
Less: realized losses transferred to the interest maintenance reserve (net of applicable federal income tax benefit of
$115 in 1999)	-	(214)

Net realized investment losses	$ (184)	$ -

4. Federal Income Taxes

Income taxes are calculated as if the Company files its own income tax return. The Company files a consolidated federal income tax return with Keyport Life and Independence Life and Annuity Company. Allocation of consolidated income is subject to a written agreement approved by the State of New York and is based upon separate return calculations with current credit for net losses incurred to the extent those losses are used in the consolidated return. The Company will be eligible to file a consolidated return with Liberty Financial beginning in 2003.

Federal income tax (benefit) expense differs from the amount computed by applying the statutory federal income tax rate of 35% for the following reasons (in thousands):

	Year ended December 31
	2000	1999

Computed expected tax benefit	$(6,417)	$(1,505)
Policy acquisition costs	1,863	943
Net amortization of investment discounts and premiums	(165)	(16)
Difference between statutory and tax reserves	2,857	846
Separate account dividends received deduction	(4)	(4)
Other, net	78	5

Federal income tax (benefit) expense	$(1,788)	$ 269

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

4. Federal Income Taxes (continued)

Taxes payable of $3,104,754 are included in accounts payable and accrued expenses at December 31, 2000. Taxes recoverable of $290,438 are included in other assets at December 31, 1999.

5. Reinsurance

In the ordinary course of business, the Company reinsures certain risks associated with its life and annuity policies. Although reinsurance agreements contractually obligate the Company's reinsurers, the Company is contingently liable for these amounts in the event the assuming insurance organizations are unable to meet their contractual obligations. At December 31, 2000, the Company's reinsurance was concentrated with one company. At December 31, 2000, total insurance in force ceded was $321,431,307. Premiums ceded were $230,235 for the year ended December 31, 2000. There was no reinsurance in affect as of and for the year ended December 31, 1999.

6. Transactions with Affiliated Companies

The Company reimbursed Keyport Life for corporate general and administrative expenses and corporate overhead, such as executive, legal support and investment management services. The total amount reimbursed in 2000 and 1999 was $1,450,963 and $1,109,209, respectively.

7. Dividend Restrictions

The maximum amount of dividends which can be paid by the Company without prior approval of the Insurance Commissioner of the State of New York is subject to restrictions related to statutory surplus and statutory adjusted net investment income. The Company has not paid dividends since its acquisition by Keyport Life.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

8. Commitments and Contingencies

Leases

The Company leases its home office, data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2006. Rental expense amounted to $17,808 for the years ended December 31, 2000 and 1999. The following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year at December 31, 2000:

2001	$ 18,550
2002	20,034
2003	20,034
2004	20,034
2005	20,034
Thereafter	20,034

Total minimum future rental payments	$118,720

Other Matters

The Company is involved, from time to time, in litigation incidental to its business. In the opinion of management, the resolution of such litigation is not expected to have a material adverse effect on the Company's financial position.

On November 1, 2000, Liberty Financial announced that it has retained an investment banking firm to review its strategic alternatives, including a possible sale of the Company.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

9. Annuity Reserves

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows (in thousands):

	Amount	Percent
Subject to discretionary withdrawal (with adjustment)
At book value less current surrender charge of 5%
or more	$521,807	72.5%
At market value	194,194	27.0
Total with adjustment or at market value	716,001	99.5
Subject to discretionary withdrawal (without
adjustment) at book value with minimal or no
charge or adjustment	3,469	0.5
Not subject to discretionary withdrawal	165	0.0

Total gross annuity reserves and deposit fund liabilities	719,635	100.0%

Less: reinsurance ceded	(17,710)

Total net annuity reserves and deposit fund liabilities	$701,925

The carrying value and fair value of the Company's reserves for future policy benefits at December 31, 2000 was $510.7 million and $509.4 million, respectively, and $159.8 million and $159.4 million at December 31, 1999, respectively.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

10. Separate Accounts

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2000 is as follows (in thousands):

Separate Accounts with Guarantees

		Nonindexed	Nonindexed	Non-
		Guarantee	Guarantee	guaranteed
		Less Than or	Greater	Separate
	Indexed	Equal to 4%	Than 4%	Accounts	Total
Premiums, deposits and
other considerations	-	-	-	$ 74,841	$ 74,841

Reserves for separate
accounts with assets at fair
value	-	-	-	$203,511	$203,511

Reserves for separate
accounts subject to
discretionary withdrawal:
With market value
adjustment	-	-	-	-	-
At market value	-	-	-	$203,511	$203,511
Total separate account
reserves	-	-	-	$203,511	$203,511

At December 31, 2000, the Company had reserves for nonguaranteed separate account business subject to discretionary withdrawal at market value of $203.5 million. A reconciliation of the amounts transferred to and from the separate accounts is presented below (in thousands):

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

10. Separate Accounts (continued)
Year ended December 31 2000
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers from separate accounts	$ 6,573
Transfers to separate accounts	90,851
Net transfers to separate accounts	84,278
Reconciling adjustments:
Other transfers	(43)
Transfers as reported in the Summary of Operations
of the Life, Accident & Health Annual Statement	$84,235

11. Risk-Based Capital

Life and health insurance companies are required to calculate Risk-Based Capital (RBC) in accordance with instructions set forth by the NAIC. RBC is a means of setting the capital standards for insurance companies to support their operations and encompasses various risks associated with the business, including asset quality, premium volume, policy reserves and interest rates. The RBC is then compared to the Company's total adjusted capital, which is comprised of reported capital and surplus adjusted for the asset valuation reserve. The Company's capital and surplus exceeds the RBC requirements at December 31, 2000.

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PART C

Item 24. Financial Statements and Exhibits

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(a)	Statutory-Basis Financial Statements:
Included in Part B:
Variable Account A:
Statement of Assets and Liabilities - December 31, 2000
Statement of Operations and Changes in Net Assets for the years ended December 31, 2000 and 1999
Notes to Financial Statements
Keyport Benefit Life Insurance Company:
Balance Sheet -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Operations -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Capital and (Deficit) Surplus -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Cash Flows -- Statutory Basis for the years ended December 31, 2000 and 1999.
Notes to Statutory-Basis Financial Statements

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(b)	Exhibits:
**	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

**	(3a)	Form of Principal Underwriter's Agreement

**	(3b)	Specimen Agreement between Principal Underwriter and Dealer

**	(4a)	Form of Group Variable Annuity Contract of Keyport Benefit Life Insurance Company

**	(4b)	Form of Group Variable Annuity Certificate of Keyport Benefit Life Insurance Company

**	(4c)	Form of Tax-Sheltered Annuity Endorsement

**	(4d)	Form of Individual Retirement Annuity Endorsement

**	(4e)	Form of Corporate/Keogh 401(a) Plan Endorsement

**	(4f)	Form of Unisex Endorsement

**	(4g)	Form of Qualified Plan Endorsement

***	(4h)	Specimen Group Variable Annuity Contract of Keyport Benefit Life Insurance Company (M&N)

***	(4i)	Specimen Variable Annuity Certificate of Keyport Benefit Life Insurance Company (M&N)

****	(4j)	Specimen Group Variable Annuity Contract of Keyport Benefit Life Insurance Company (KA)

****	(4k)	Specimen Variable Annuity Certificate of Keyport Benefit Life Insurance Company (KA)

+	(4l)	Specimen Group Variable Annuity Contract of Keyport Benefit Life Insurance Company (KAV)

+	(4m)	Specimen Variable Annuity Certificate of Keyport Benefit Life Insurance Company (KAV)

**	(5a)	Form of Application for a Group Variable Annuity Contract

**	(5b)	Form of Application for a Group Variable Annuity Certificate

***	(6a)	Articles of Incorporation of Keyport Benefit Life Insurance Company

***	(6b)	By-Laws of Keyport Benefit Life Insurance Company

	(7)	Not applicable

**	(8a)	Form of Participation Agreement

***	(8b)	Participation Agreement Among Manning & Napier Insurance Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Benefit Life Insurance Company

***	(8c)	Participation Agreement By and Among Keyport Benefit Life Insurance Company, Keyport Financial Services Corp., and SteinRoe Variable Investment Trust

****	(8d)	Participation Agreement Among MFS Variable Insurance Trust, Keyport Benefit Life Insurance Company, and Massachusetts Financial Services Corp.

****	(8e)	Participation Agreement Among The Alger American Fund, Keyport Benefit Life Insurance Company, and Fred Alger and Company, Incorporated

****	(8f)	Participation Agreement Among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Benefit Life Insurance Company

****	(8g)	Participation Agreement By and Among Keyport Benefit Life Insurance Company, Keyport Financial Services Corp., and Liberty Variable Investment Trust

+	(8h)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Benefit Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

+++	(8i)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Keyport Benefit Life Insurance Company

+++	(8j)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Keyport Benefit Life Insurance Company

+++	(8k)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Benefit Life Insurance Company

++++	(8l)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Keyport Benefit Life Insurance Company

**	(9)	Opinion and Consent of Counsel
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	(10)	Consent of Independent Auditors
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	(11)	Not applicable

	(12)	Not applicable

@@	(13)	Schedule for Computations of Performance Quotations

@	(15)	Chart of Affiliations

++	(16)	Powers of Attorney

**	(17)	Specimen Tax-Sheltered Annuity Acknowledgement

**	(18)	Form of Administrative Services Agreement
*	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (Files No. 333-1043; 811-7543) filed on or about February 6, 1998.

**	Incorporated by reference to Registration Statement (Files No. 333-45727; 811-08635) filed on or about February 6, 1998.

***	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 15, 1998.

****	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 30, 1998.

+	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about July 23, 1998.

++	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-75157; 811-08635) filed on or about June 16, 1999.

+++	Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement (Files No. 333-45727, 811-08635) filed on or about May 31, 2000.

++++	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement (Files No. 333-45727, 811-08635) filed on or about October 10, 2000

@	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-84701, 811-07543) filed on or about November 15, 2000.

@@	To be Filed by Amendment.

Item 25. Officers and Directors of the Depositor.
Name and	Position and Offices
Business Address*	with Depositor

William P. Donohue	Director
Senior Advisor
Bentley Associates LP
1155 Avenue of the Americas
New York, NY 10036

J. Andrew Hilbert	Director
SVP, CFO & Treasurer
Liberty Financial Companies, Inc.
Federal Reserve Plaza
600 Atlantic Avenue, 24th Floor
Boston, MA 02110

Jeff S. Liebmann	Director
Partner
Dewey Ballantine LLP
1301 Avenue of the Americas
New York, NY 10019-6092

Christopher C. York	Director
Principal
C.C. York Company
200 Rector Place, 18-E
New York, NY 11280-1101

Philip K. Polkinghorn	Director and President

Paul H. LeFevre, Jr.	Director and Chief Operating Officer

Bernard R. Beckerlegge	Director, Senior Vice President and General Counsel

Stewart R. Morrison	Director, Senior Vice President and Chief Investment Officer

William Hayward	Senior Vice President

Bernhard M. Koch	Senior Vice President and Chief Financial Officer

Garth A. Bernard	Vice President

Daniel C. Bryant	Vice President and Assistant Secretary

James P. Greaton	Vice President and Corporate Actuary

James J. Klopper	Vice President and Secretary

Jeffrey J. Lobo	Vice President-Risk Management
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Thomas O'Grady	Vice President

Jeffery J. Whitehead	Vice President and Treasurer

Daniel T.H. Yin	Vice President

John G. Bonvouloir	Assistant Vice President

Alan R. Downey	Assistant Vice President

Donald A. Truman	Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Depositor controls the Registrant, and is a wholly-owned subsidiary of Keyport Life Insurance Company, which controls KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II.

The Depositor is under common control with Liberty Advisory Services Corp. (LASC), a Massachusetts corporation functioning as an investment adviser. LASC files separate financial statements.

The Depositor is under common control with Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities. KFSC files separate financial statements.

The Depositor is under common control with Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company. Independence Life files separate financial statements.

Chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-84701; 811-7543) filed on or about November 15, 2000.

Item 27. Number of Contract Owners.

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As of March 31, 2001, there were 17 qualified contract owners and 66 non-qualified contract owners.

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Item 28. Indemnification.

Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Benefit Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for the KMA Variable Account, Variable Account A and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Account and Independence Variable Life Account of Independence Life and Annuity Company, which are affiliated companies of Keyport Benefit. KFSC receives no compensation for its services.

The directors and officers are:
Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Director and Vice President

Rogelio P. Japlit	Treasurer

Donald A. Truman	Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

Keyport Benefit Life Insurance Company, 125 High St., Boston, MA 02110

Keyport Life Insurance Company, 125 High St., Boston, MA 02110

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Registrant represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it has complied with the provisions of paragraphs (1) - (4) of that letter. Specimen of acknowledgement form used to comply with paragraph (4) is included as Exhibit 17 in this Registration Statement .

Representation

Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this Registration Statement.

SIGNATURES

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 27th day of April, 2001

Variable Account A
(Registrant)

By:	Keyport Benefit Life Insurance Company
(Depositor)

By:	/s/ Philip K. Polkinghorn *
Philip K. Polkinghorn
President

*BY:	/s/James J. Klopper	April 27, 2001
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Polkinghorn duly executed by him and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about June 16, 1999 (Files No. 333-75157; 811-08635).

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
/s/PHILIP K. POLKINGHORN*	/s/PHILIP K. POLKINGHORN*
PHILIP K. POLKINGHORN	PHILIP K. POLKINGHORN
Chairman of the Board	President

/s/BERNARD R. BECKERLEGGE*	/s/BERNHARD M. KOCH*
BERNARD R. BECKERLEGGE	BERNHARD M. KOCH
Director	Chief Financial Officer

/s/WILLIAM P. DONOHUE*
WILLIAM P. DONOHUE
Director

/s/J. ANDREW HILBERT*
J. ANDREW HILBERT
Director

/s/PAUL H. LEFEVRE, JR.*
PAUL H. LEFEVRE, JR.
Director
	*BY: /s/James J. Klopper	April 27, 2001
/s/JEFF S. LIEBMANN*	James J. Klopper	Date
JEFF S. LIEBMANN	Attorney-in-Fact
Director

/s/STEWART R. MORRISON*
STEWART R. MORRISON
Director

/s/CHRISTOPHER C. YORK*
CHRISTOPHER C. YORK
Director

* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about June 16, 1999 (Files No. 333-75157; 811-08635).

EXHIBIT INDEX

Item		Page

(10)	Consent of Independent Auditors

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